UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04707

Fidelity Advisor Series II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity Advisor® Strategic Income Fund Fidelity® Strategic Income Fund : FADMX

This semi-annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Strategic Income Fund	$ 32	0.64%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$16,041,469,944
Number of Holdings	910
Portfolio Turnover	129%
What did the Fund invest in?
(as of June 30, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.1
AAA - 1.5
AA - 2.1
A - 1.1
BBB - 7.1
BB - 13.3
B - 15.9
CCC,CC,C - 5.0
D - 0.1
Not Rated - 9.5
Equities - 10.1
Short-Term Investments and Net Other Assets (Liabilities) - 12.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

High-Yield Debt - 43.3
U.S. Government & Investment Grade-Debt - 25.9
Emerging-Markets Debt - 15.5
Foreign Developed-Markets Debt - 8.4
Floating-Rate debt - 6.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 74.7
Germany - 3.3
Canada - 1.8
Mexico - 1.7
United Kingdom - 1.6
Brazil - 1.0
Saudi Arabia - 1.0
Netherlands - 0.9
France - 0.9
Others - 13.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	17.4
US Treasury Bonds	4.9
German Federal Republic	3.3
Freddie Mac Multifamily Structured pass-thru certificates	2.1
iShares Broad USD High Yield Corporate Bond ETF	1.2
Canadian Government	1.0
TransDigm Inc	0.9
Dutch Government	0.8
United Kingdom of Great Britain and Northern Ireland	0.8
NVIDIA Corp	0.8
33.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916026.102    3082-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity Advisor® Strategic Income Fund Fidelity Advisor® Strategic Income Fund Class Z : FIWDX

This semi-annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 29	0.58%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$16,041,469,944
Number of Holdings	910
Portfolio Turnover	129%
What did the Fund invest in?
(as of June 30, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.1
AAA - 1.5
AA - 2.1
A - 1.1
BBB - 7.1
BB - 13.3
B - 15.9
CCC,CC,C - 5.0
D - 0.1
Not Rated - 9.5
Equities - 10.1
Short-Term Investments and Net Other Assets (Liabilities) - 12.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

High-Yield Debt - 43.3
U.S. Government & Investment Grade-Debt - 25.9
Emerging-Markets Debt - 15.5
Foreign Developed-Markets Debt - 8.4
Floating-Rate debt - 6.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 74.7
Germany - 3.3
Canada - 1.8
Mexico - 1.7
United Kingdom - 1.6
Brazil - 1.0
Saudi Arabia - 1.0
Netherlands - 0.9
France - 0.9
Others - 13.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	17.4
US Treasury Bonds	4.9
German Federal Republic	3.3
Freddie Mac Multifamily Structured pass-thru certificates	2.1
iShares Broad USD High Yield Corporate Bond ETF	1.2
Canadian Government	1.0
TransDigm Inc	0.9
Dutch Government	0.8
United Kingdom of Great Britain and Northern Ireland	0.8
NVIDIA Corp	0.8
33.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916027.102    3286-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity Advisor® Strategic Income Fund Fidelity Advisor® Strategic Income Fund Class M : FSIAX

This semi-annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 47	0.93%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$16,041,469,944
Number of Holdings	910
Portfolio Turnover	129%
What did the Fund invest in?
(as of June 30, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.1
AAA - 1.5
AA - 2.1
A - 1.1
BBB - 7.1
BB - 13.3
B - 15.9
CCC,CC,C - 5.0
D - 0.1
Not Rated - 9.5
Equities - 10.1
Short-Term Investments and Net Other Assets (Liabilities) - 12.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

High-Yield Debt - 43.3
U.S. Government & Investment Grade-Debt - 25.9
Emerging-Markets Debt - 15.5
Foreign Developed-Markets Debt - 8.4
Floating-Rate debt - 6.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 74.7
Germany - 3.3
Canada - 1.8
Mexico - 1.7
United Kingdom - 1.6
Brazil - 1.0
Saudi Arabia - 1.0
Netherlands - 0.9
France - 0.9
Others - 13.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	17.4
US Treasury Bonds	4.9
German Federal Republic	3.3
Freddie Mac Multifamily Structured pass-thru certificates	2.1
iShares Broad USD High Yield Corporate Bond ETF	1.2
Canadian Government	1.0
TransDigm Inc	0.9
Dutch Government	0.8
United Kingdom of Great Britain and Northern Ireland	0.8
NVIDIA Corp	0.8
33.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916029.102    638-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity Advisor® Strategic Income Fund Fidelity Advisor® Strategic Income Fund Class I : FSRIX

This semi-annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 34	0.68%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$16,041,469,944
Number of Holdings	910
Portfolio Turnover	129%
What did the Fund invest in?
(as of June 30, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.1
AAA - 1.5
AA - 2.1
A - 1.1
BBB - 7.1
BB - 13.3
B - 15.9
CCC,CC,C - 5.0
D - 0.1
Not Rated - 9.5
Equities - 10.1
Short-Term Investments and Net Other Assets (Liabilities) - 12.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

High-Yield Debt - 43.3
U.S. Government & Investment Grade-Debt - 25.9
Emerging-Markets Debt - 15.5
Foreign Developed-Markets Debt - 8.4
Floating-Rate debt - 6.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 74.7
Germany - 3.3
Canada - 1.8
Mexico - 1.7
United Kingdom - 1.6
Brazil - 1.0
Saudi Arabia - 1.0
Netherlands - 0.9
France - 0.9
Others - 13.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	17.4
US Treasury Bonds	4.9
German Federal Republic	3.3
Freddie Mac Multifamily Structured pass-thru certificates	2.1
iShares Broad USD High Yield Corporate Bond ETF	1.2
Canadian Government	1.0
TransDigm Inc	0.9
Dutch Government	0.8
United Kingdom of Great Britain and Northern Ireland	0.8
NVIDIA Corp	0.8
33.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916030.102    648-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity Advisor® Strategic Income Fund Fidelity Advisor® Strategic Income Fund Class C : FSRCX

This semi-annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 85	1.69%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$16,041,469,944
Number of Holdings	910
Portfolio Turnover	129%
What did the Fund invest in?
(as of June 30, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.1
AAA - 1.5
AA - 2.1
A - 1.1
BBB - 7.1
BB - 13.3
B - 15.9
CCC,CC,C - 5.0
D - 0.1
Not Rated - 9.5
Equities - 10.1
Short-Term Investments and Net Other Assets (Liabilities) - 12.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

High-Yield Debt - 43.3
U.S. Government & Investment Grade-Debt - 25.9
Emerging-Markets Debt - 15.5
Foreign Developed-Markets Debt - 8.4
Floating-Rate debt - 6.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 74.7
Germany - 3.3
Canada - 1.8
Mexico - 1.7
United Kingdom - 1.6
Brazil - 1.0
Saudi Arabia - 1.0
Netherlands - 0.9
France - 0.9
Others - 13.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	17.4
US Treasury Bonds	4.9
German Federal Republic	3.3
Freddie Mac Multifamily Structured pass-thru certificates	2.1
iShares Broad USD High Yield Corporate Bond ETF	1.2
Canadian Government	1.0
TransDigm Inc	0.9
Dutch Government	0.8
United Kingdom of Great Britain and Northern Ireland	0.8
NVIDIA Corp	0.8
33.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916028.102    523-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity Advisor® Strategic Income Fund Fidelity Advisor® Strategic Income Fund Class A : FSTAX

This semi-annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 47	0.93%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$16,041,469,944
Number of Holdings	910
Portfolio Turnover	129%
What did the Fund invest in?
(as of June 30, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.1
AAA - 1.5
AA - 2.1
A - 1.1
BBB - 7.1
BB - 13.3
B - 15.9
CCC,CC,C - 5.0
D - 0.1
Not Rated - 9.5
Equities - 10.1
Short-Term Investments and Net Other Assets (Liabilities) - 12.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

High-Yield Debt - 43.3
U.S. Government & Investment Grade-Debt - 25.9
Emerging-Markets Debt - 15.5
Foreign Developed-Markets Debt - 8.4
Floating-Rate debt - 6.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 74.7
Germany - 3.3
Canada - 1.8
Mexico - 1.7
United Kingdom - 1.6
Brazil - 1.0
Saudi Arabia - 1.0
Netherlands - 0.9
France - 0.9
Others - 13.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	17.4
US Treasury Bonds	4.9
German Federal Republic	3.3
Freddie Mac Multifamily Structured pass-thru certificates	2.1
iShares Broad USD High Yield Corporate Bond ETF	1.2
Canadian Government	1.0
TransDigm Inc	0.9
Dutch Government	0.8
United Kingdom of Great Britain and Northern Ireland	0.8
NVIDIA Corp	0.8
33.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916025.102    260-TSRS-0826

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Advisor® Strategic Income Fund

Semi-Annual Report
June 30, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Strategic Income Fund
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 0.1%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Brant Point Clo Ltd Series 2024-5A Class E, CME Term SOFR 3 month Index + 6.7%, 10.3752% 10/20/2037 (c)(d)(p)	324,000	326,331
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Arini US CLO II Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 5.65%, 9.3231% 3/31/2038 (c)(d)(p)	333,000	335,464
Balboa Bay Loan Funding Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.209% 7/20/2038 (c)(d)(p)	501,000	502,743
Balboa Bay Loan Funding Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 5.75%, 9.4252% 7/20/2038 (c)(d)(p)	321,000	321,174
Bayard Park CLO Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.35%, 10.0171% 7/24/2038 (c)(d)(p)	798,000	798,297
Bbam US CLO I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.6731% 3/30/2038 (c)(d)(p)	488,000	488,024
Bbam US CLO III Ltd Series 2025-3A Class DR, CME Term SOFR 3 month Index + 5.2%, 8.8731% 10/15/2038 (c)(d)(p)	404,000	393,199
Benefit Street Partners CLO XXXIX Ltd Series 2025-39A Class D2, CME Term SOFR 3 month Index + 3.65%, 7.3231% 4/15/2038 (c)(d)(p)	668,000	653,057
Birch Grove CLO 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 6.4136% 4/22/2038 (c)(d)(p)	716,000	718,586
Birch Grove CLO 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 10.4252% 10/20/2037 (c)(d)(p)	393,000	389,400
Carlyle US CLO Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 9.4166% 10/25/2037 (c)(d)(p)	468,000	468,413
Carlyle US CLO Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 6.75%, 10.4166% 7/25/2038 (c)(d)(p)	658,000	664,187
Carval CLO Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.0252% 10/20/2037 (c)(d)(p)	178,000	174,357
CIFC Funding Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 10.9221% 7/21/2038 (c)(d)(p)	1,091,000	1,104,479
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.4304% 1/17/2038 (c)(d)(p)	410,000	399,529
Diameter Capital CLO 7 Ltd / Diameter Capital CLO 7 LLC Series 2024-7A Class D, CME Term SOFR 3 month Index + 6.1%, 9.7752% 7/20/2037 (c)(d)(p)	1,262,000	1,262,000
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 7.7731% 4/15/2038 (c)(d)(p)	460,000	457,645
Flatiron RR CLO 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 8.9231% 4/15/2038 (c)(d)(p)	707,000	708,856
Garnet CLO Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9252% 7/20/2037 (c)(d)(p)	218,000	218,833
Madison Park Funding LXXII Ltd Series 2025-72A Class D2, 8.345% 7/23/2038 (p)	308,000	309,167
Magnetite XXIX Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 9.6731% 7/15/2037 (c)(d)(p)	395,000	396,119
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9252% 10/20/2037 (c)(d)(p)	464,000	458,168
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.2252% 7/20/2037 (c)(d)(p)	553,000	547,051
Palmer Square CLO Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 7.8131% 2/15/2038 (c)(d)(p)	319,000	314,367
Palmer Square Loan Funding Ltd Series 2025-2A Class D, CME Term SOFR 3 month Index + 4.5%, 8.1731% 7/15/2033 (c)(d)(p)	738,000	721,494
Pikes Peak CLO 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 7.4752% 4/20/2038 (c)(d)(p)	274,000	264,834
RR 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 9.6731% 10/15/2039 (c)(d)(p)	826,000	828,535
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		13,897,978
UNITED STATES - 0.0%
Hilton Grand Vacations Trust Series 2026-1A Class D, 7.21% 2/25/2043 (p)	949,366	955,513
Obra CLO 1 Ltd / Obra CLO 1 LLC Series 2024-1A Class D2, 8.259% 1/20/2038 (p)	325,000	325,874
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 10.4252% 1/20/2038 (c)(d)(p)	375,000	377,258
Systima Capital Management LLC Series 2025-SUP2 Class E, U.S. 30-Day Avg. SOFR Index + 4%, 7.3278% 9/25/2032 (c)(d)(p)	171,555	173,211
Systima Capital Management LLC Series 2026-SUP1 Class E, 7.0934% 6/27/2033 (c)(p)	1,255,000	1,254,975
TOTAL UNITED STATES		3,086,831
TOTAL ASSET-BACKED SECURITIES (Cost $17,321,631)		17,311,140

Bank Loan Obligations - 3.5%
	Principal Amount (a)	Value ($)
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2438% 5/23/2030 (b)(c)(d)	4,098,755	4,074,859
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.5481% 5/31/2031 (b)(c)(d)	6,887,485	7,018,348
LUXEMBOURG - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9822% 10/1/2032 (b)(c)(d)	5,377,975	4,772,953
Materials - 0.0%
Containers & Packaging - 0.0%
Kleopatra Finco Sarl Tranche EXIT LOAN 1LN, term loan CME Term SOFR 1 month Index + 7%, 5.6634% 1/30/2031 (b)(c)(d)	504,185	475,552
TOTAL LUXEMBOURG		5,248,505
SWITZERLAND - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 11/15/2030 (b)(c)(d)	4,079,775	3,950,569
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1634% 11/15/2030 (b)(c)(d)	5,180,750	5,052,526

TOTAL SWITZERLAND		9,003,095
UNITED KINGDOM - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco SARL Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1439% 9/27/2029 (b)(c)(d)	5,141,711	5,149,578
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9158% 2/10/2031 (b)(c)(d)	14,390,000	14,425,975
TOTAL UNITED KINGDOM		19,575,553
UNITED STATES - 3.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.0838% 9/30/2026 (b)(c)(d)	4,971,997	3,032,918
Aventiv Technologies LLC Tranche BRIDGE LOAN 1LN, term loan 10.9106% 9/30/2026 (b)(c)(e)	158,573	158,573
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.9386% 9/30/2026 (b)(c)(d)(e)	127,095	128,049
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 1 month Index + 10%, 13.9411% 9/30/2026 (b)(c)(d)	1,167,711	1,176,469
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.4938% 9/30/2026 (b)(c)(d)(e)	134,229	132,887
		4,628,896
Entertainment - 0.2%
AP Core Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.1433% 5/15/2031 (b)(c)(d)	12,945,000	12,868,107
OAK-Eagle Acquireco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 3/24/2033 (b)(c)(d)(f)	6,100,000	6,113,115
		18,981,222
Media - 0.0%
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9822% 6/24/2029 (b)(c)(d)	340,800	339,947
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0084% 1/31/2029 (b)(c)(d)	3,427,850	3,406,426
		3,746,373
TOTAL COMMUNICATION SERVICES		27,356,491
Consumer Discretionary - 0.5%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 5/6/2030 (b)(c)(d)	1,004,016	1,004,016
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 1/23/2032 (b)(c)(d)	2,843,148	2,850,256
Distributors - 0.0%
Solenis Holdings Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.7322% 6/20/2031 (b)(c)(d)	1,519,161	1,515,560
Hotels, Restaurants & Leisure - 0.1%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 1/29/2029 (b)(c)(d)	12,776,809	12,757,389
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.925% 12/30/2026 (b)(c)(d)(e)	3,858,435	2,700,905
		15,458,294
Household Durables - 0.0%
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4273% 10/1/2032 (b)(c)(d)	5,396,475	5,324,216
Specialty Retail - 0.4%
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6567% 10/16/2031 (b)(c)(d)	1,984,852	1,981,954
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5018% 6/6/2031 (b)(c)(d)	53,951,335	45,078,499
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1918% 3/15/2031 (b)(c)(d)	673,313	671,764
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 1/30/2031 (b)(c)(d)	915,446	913,917
		48,646,134
TOTAL CONSUMER DISCRETIONARY		74,798,476
Consumer Staples - 0.0%
Beverages - 0.0%
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.0822% 1/24/2029 (b)(c)(d)	808,994	536,719
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.2322% 1/24/2029 (b)(c)(d)	530,287	537,201
		1,073,920
Food Products - 0.0%
B&G Foods Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 10/10/2029 (b)(c)(d)(f)	1,415,000	1,390,535
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3939% 2/12/2031 (b)(c)(d)	921,311	902,728
		2,293,263
TOTAL CONSUMER STAPLES		3,367,183
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index x 5.5%, 0% (b)(c)(d)(g)	10,044,762	5,918,072
Financials - 0.5%
Capital Markets - 0.1%
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6614% 6/10/2033 (b)(c)(d)	5,124,045	5,111,594
Focus Financial Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 9/15/2031 (b)(c)(d)	10,318,334	10,055,216
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4822% 11/26/2031 (b)(c)(d)	745,563	743,698
		15,910,508
Financial Services - 0.2%
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1822% 7/1/2032 (b)(c)(d)	6,308,300	5,908,795
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6439% 7/31/2031 (b)(c)(d)	5,374,388	5,189,186
Orion US Finco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1687% 10/8/2032 (b)(c)(d)	588,525	588,395
Vci Asset Holdings 3 LLC Tranche TL, term loan 6.875% 4/15/2031 (b)(e)	4,360,000	4,418,119
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1419% 2/20/2032 (b)(c)(d)	12,167,100	12,176,834
		28,281,329
Insurance - 0.2%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 6/21/2032 (b)(c)(d)	7,371,907	6,642,089
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6439% 11/6/2030 (b)(c)(d)	5,066,713	4,572,708
Alera Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3939% 5/28/2032 (b)(c)(d)	1,672,384	1,586,473
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 9/19/2031 (b)(c)(d)	15,207,945	14,990,320
CRC Insurance Group LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4822% 5/6/2032 (b)(c)(d)	5,810,526	5,621,684
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4822% 5/6/2031 (b)(c)(d)	4,942,621	4,820,291
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9221% 6/20/2030 (b)(c)(d)	1,749,397	1,746,528
		39,980,093
TOTAL FINANCIALS		84,171,930
Health Care - 0.2%
Health Care Equipment & Supplies - 0.0%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.3939% 1/15/2031 (b)(c)(d)	1,449,068	1,450,879
Health Care Technology - 0.1%
athenahealth Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3939% 2/15/2029 (b)(c)(d)	9,324,072	9,298,803
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3705% 5/1/2031 (b)(c)(d)	13,034,959	11,902,613
		21,201,416
Life Sciences Tools & Services - 0.0%
PAREXEL International Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 12/12/2031 (b)(c)(d)	3,078,890	3,078,890
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.8939% 10/8/2030 (b)(c)(d)	7,850,700	7,604,110
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6439% 8/2/2032 (b)(c)(d)	595,504	597,367
		8,201,477
TOTAL HEALTH CARE		33,932,662
Industrials - 0.5%
Aerospace & Defense - 0.1%
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1439% 1/19/2032 (b)(c)(d)	4,362,300	4,362,518
TransDigm Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 8/19/2032 (b)(c)(d)	9,781,088	9,782,262
TransDigm Inc Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 2/13/2033 (b)(c)(d)	1,147,125	1,146,941
		15,291,721
Commercial Services & Supplies - 0.3%
ABG Intermediate Holdings 2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8939% 2/13/2032 (b)(c)(d)	8,127,125	8,115,259
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8939% 12/21/2028 (b)(c)(d)	8,108,202	8,108,202
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1439% 2/15/2031 (b)(c)(d)	2,712,563	2,391,747
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1632% 8/1/2030 (b)(c)(d)	13,705,097	10,687,098
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9277% 9/4/2030 (b)(c)(d)	15,198,301	11,382,616
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.0961% 9/4/2030 (b)(c)(d)	2,614,015	2,678,947
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7687% 2/3/2033 (b)(c)(d)	3,795,000	3,760,200
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 12/10/2028 (b)(c)(d)	2,786,595	2,794,732
		49,918,801
Machinery - 0.0%
Beach Acquisition Bidco LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.3939% 9/12/2032 (b)(c)(d)	895,506	899,025
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7439% 3/25/2031 (b)(c)(d)	2,580,600	2,581,142
		3,480,167
Passenger Airlines - 0.1%
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.6658% 5/29/2033 (b)(c)(d)	15,570,000	15,362,452
Transportation Infrastructure - 0.0%
GB AIT Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9134% 4/29/2033 (b)(c)(d)	1,385,000	1,384,668
TOTAL INDUSTRIALS		85,437,809
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 7/9/2032 (b)(c)(d)	955,251	956,445
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.6439% 8/18/2031 (b)(c)(d)	1,247,775	1,247,937
		2,204,382
IT Services - 0.1%
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (b)(c)	2,400,633	1,936,519
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9134% 3/22/2032 (b)(c)(d)	2,424,313	1,865,363
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5134% 2/1/2028 (b)(c)(d)	9,319,723	8,387,751
		12,189,633
Software - 0.8%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.2322% 2/23/2032 (b)(c)(d)	95,000	93,546
Applied Systems Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9822% 2/24/2031 (b)(c)(d)	5,067,245	4,972,234
Avalara Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.2322% 3/29/2032 (b)(c)(d)	12,251,482	11,709,354
CoreWeave Financing DDTL V LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 0.5%, 3.2177% 11/15/2031 (b)(c)(d)(h)	1,705,000	1,738,742
Darktrace Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9271% 10/9/2031 (b)(c)(d)	709,611	645,391
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4134% 7/26/2032 (b)(c)(d)	746,250	578,344
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9134% 7/1/2031 (b)(c)(d)	12,529,200	11,548,790
Ping Identity Holding Corp 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.3754% 11/15/2032 (b)(c)(d)	788,025	766,354
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.925% 6/2/2028 (b)(c)(d)	9,701,213	8,392,422
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7322% 8/31/2028 (b)(c)(d)	29,145,250	28,088,735
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.3939% 9/8/2032 (b)(c)(d)	3,105,453	3,102,006
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9134% 2/10/2031 (b)(c)(d)	30,748,230	28,896,264
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9134% 4/14/2031 (b)(c)(d)	15,825,147	15,172,360
		115,704,542
TOTAL INFORMATION TECHNOLOGY		130,098,557
Materials - 0.5%
Chemicals - 0.3%
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.4158% 11/24/2027 (b)(c)(d)	1,889,285	1,728,695
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7658% 11/24/2027 (b)(c)(d)	5,995,085	5,485,503
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4136% 10/4/2029 (b)(c)(d)	26,782,990	26,649,076
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7572% 7/3/2028 (b)(c)(d)	7,671,922	7,251,424
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 8/25/2031 (b)(c)(d)	11,331,168	11,224,995
		52,339,693
Containers & Packaging - 0.2%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.8189% 4/13/2029 (b)(c)(d)	27,498,819	26,979,916
TOTAL MATERIALS		79,319,609
TOTAL UNITED STATES		524,400,789
TOTAL BANK LOAN OBLIGATIONS (Cost $592,404,262)		569,321,149

Collateralized Mortgage Obligations - 1.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.1%
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	1,176,589	1,000,140
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	1,250,377	1,062,862
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	1,038,180	923,942
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	1,618,738	1,438,596
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	1,555,994	1,450,443
Fannie Mae Guaranteed REMIC Series 2022-13 Class MA, 3% 5/25/2044	5,682,828	5,464,322
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	843,393	777,154
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	12,299,879	11,007,641
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	1,176,439	1,051,537
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	2,197,411	2,048,993
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0778% 11/25/2053 (c)(d)	5,724,589	5,807,141
Fannie Mae Guaranteed REMIC Series 2024-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8278% 9/25/2053 (c)(d)	2,425,940	2,445,874
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8278% 6/25/2054 (c)(d)	3,820,725	3,849,001
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8278% 9/25/2054 (c)(d)	2,165,785	2,179,928
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0278% 2/25/2055 (c)(d)	2,651,166	2,677,441
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0278% 9/25/2054 (c)(d)	3,182,932	3,213,081
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8278% 2/25/2055 (c)(d)	4,974,079	5,017,604
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7778% 2/25/2055 (c)(d)	2,417,761	2,435,681
Freddie Mac Gold Pool Series 2026-433 Class BA, 4% 4/25/2027	74,474,604	74,020,183
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	921,305	821,085
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5122 Class TE, 1.5% 6/25/2051	3,563,363	2,975,914
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	5,853,472	5,137,441
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	1,148,717	1,046,826
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	1,257,710	1,122,129
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	1,176,567	1,071,578
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	1,369,933	1,206,347
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	891,960	812,990
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	4,255,842	3,896,630
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class JM, 3.5% 9/25/2051	4,686,937	4,541,367
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	1,720,151	1,640,877
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	2,383,127	2,260,947
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5224 Class DQ, 3.75% 8/25/2044	2,680,146	2,576,887
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6778% 8/25/2053 (c)(d)	3,674,311	3,693,397
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8278% 6/25/2054 (c)(d)	2,454,938	2,476,174
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7278% 11/25/2054 (c)(d)	3,000,862	3,021,379
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7778% 2/25/2055 (c)(d)	5,177,793	5,209,800
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8278% 2/25/2055 (c)(d)	1,798,062	1,803,390
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8778% 10/25/2054 (c)(d)	3,309,336	3,335,135
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7778% 2/25/2055 (c)(d)	3,499,156	3,524,629
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6778% 4/25/2055 (c)(d)	3,356,087	3,368,689
TOTAL UNITED STATES		183,415,175
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $182,287,022)		183,415,175

Commercial Mortgage Securities - 1.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.8%
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	3,757,618	3,747,713
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K058 Class A2, 2.653% 8/25/2026	18,500,348	18,441,177
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (c)	2,111,337	2,102,535
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K060 Class A2, 3.3% 10/25/2026	19,951	19,860
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K061 Class A2, 3.347% 11/25/2026	59,940,833	59,668,013
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K062 Class A2, 3.413% 12/25/2026	17,992,847	17,895,164
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	1,770,704	1,761,405
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K067 Class A2, 3.194% 7/25/2027	5,286,000	5,222,822
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	7,050,000	6,963,814
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K736 Class A2, 2.282% 7/25/2026	7,669	7,649
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K737 Class A2, 2.525% 10/25/2026	25,081,011	24,950,873
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K739 Class A2, 1.336% 9/25/2027	55,074,083	53,502,180
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K523 Class AS, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.1417% 4/25/2029 (c)(d)	21,144,577	21,133,662
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.1217% 6/25/2030 (c)(d)	12,500,000	12,479,875
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.0917% 10/25/2030 (c)(d)	7,895,802	7,885,256
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K557 Class AS, 4.0917% 12/25/2030 (c)	12,399,058	12,399,038
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K562 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 3/25/2031 (c)(d)	21,697,062	21,703,732
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K563 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.0917% 5/25/2031 (c)(d)	20,200,000	20,199,968
TOTAL UNITED STATES		290,084,736
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $289,984,933)		290,084,736

Common Stocks - 7.8%
	Shares	Value ($)
CANADA - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
Shopify Inc Class A (q)	103,100	11,795,527
FRANCE - 0.1%
Communication Services - 0.1%
Media - 0.1%
Altice France Holding SA (e)(t)	396,557	7,304,069
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
LVMH Moet Hennessy Louis Vuitton SE	4,400	2,433,466
TOTAL FRANCE		9,737,535
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City International Holdings Ltd ADR (q)	133,400	244,122
Studio City International Holdings Ltd ADR (p)(q)	121,177	221,754

TOTAL HONG KONG		465,876
LUXEMBOURG - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Kloeckner Pentaplast GmbH (e)	65,007	171,580
NETHERLANDS - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	19,800	5,564,394
TAIWAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	177,600	84,816,432
UNITED STATES - 7.1%
Communication Services - 0.6%
Interactive Media & Services - 0.6%
Alphabet Inc Class A	182,400	65,184,288
Meta Platforms Inc Class A	48,800	27,488,552
		92,672,840
Media - 0.0%
iHeartMedia Inc Class A (q)	26	112
TOTAL COMMUNICATION SERVICES		92,672,952
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Boyd Gaming Corp	123,800	10,935,254
New Cotai LLC / New Cotai Capital Corp (e)(q)(s)	2,242,893	22,429
TOTAL CONSUMER DISCRETIONARY		10,957,683
Consumer Staples - 0.1%
Beverages - 0.0%
Celsius Holdings Inc (q)(r)	104,700	3,065,616
Consumer Staples Distribution & Retail - 0.1%
Southeastern Grocers LLC rights (e)(q)	584,047	6
US Foods Holding Corp (q)	85,100	8,701,475
		8,701,481
TOTAL CONSUMER STAPLES		11,767,097
Energy - 0.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd (e)(q)	135,187	1
Superior Energy Services Inc Class A (e)(q)	66,115	6,439,601
		6,439,602
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp	10,789	570,414
EP Energy Corp (e)(q)	611,545	1,039,627
Expand Energy Corp	977	89,092
Mesquite Energy Inc (e)(q)	446,377	6,865,274
Unit Corp	28,630	895,833
		9,460,240
TOTAL ENERGY		15,899,842
Financials - 0.8%
Capital Markets - 0.0%
Ares Management Corp Class A	41,400	4,608,234
KKR & Co Inc Class A	23,400	2,147,652
		6,755,886
Consumer Finance - 0.1%
OneMain Holdings Inc	299,100	18,236,127
Financial Services - 0.5%
Apollo Global Management Inc	210,000	24,845,100
Carnelian Point Holdings LP warrants 6/30/2027 (e)(q)	544	1,588
Mastercard Inc Class A	27,600	14,175,360
Visa Inc Class A	98,100	33,657,129
		72,679,177
Insurance - 0.2%
Arthur J Gallagher & Co	142,900	32,805,553
TOTAL FINANCIALS		130,476,743
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Medline Inc Class A	27,800	1,096,432
Health Care Providers & Services - 0.0%
Cano Health LLC warrants 6/28/2029 (e)(q)	4,969	0
Tenet Healthcare Corp (q)	36,500	6,828,420
		6,828,420
TOTAL HEALTH CARE		7,924,852
Industrials - 2.5%
Building Products - 0.2%
Carlisle Cos Inc	13,700	4,969,675
Simpson Manufacturing Co Inc	35,600	7,452,860
Trane Technologies PLC	33,500	16,453,860
		28,876,395
Construction & Engineering - 1.5%
API Group Corp (q)	161,900	6,856,465
Comfort Systems USA Inc	49,100	97,313,746
Construction Partners Inc Class A (q)	64,900	7,708,173
EMCOR Group Inc	26,500	21,991,820
IES Holdings Inc (q)	86,100	63,254,226
Sterling Infrastructure Inc (q)	23,700	19,892,832
WillScot Holdings Corp	568,000	16,392,480
		233,409,742
Electrical Equipment - 0.7%
Eaton Corp PLC	60,500	25,780,260
Nextpower Inc Class A (q)	177,900	21,195,006
nVent Electric PLC	114,000	19,335,540
Vertiv Holdings Co Class A	137,000	45,870,340
		112,181,146
Ground Transportation - 0.0%
Uber Technologies Inc (q)	135,900	9,806,544
Machinery - 0.1%
Parker-Hannifin Corp	20,300	19,855,836
Passenger Airlines - 0.0%
Spirit Aviation Holdings Inc (q)(r)	150,692	3,014
Spirit Aviation Holdings Inc (q)	32,618	652
		3,666
Trading Companies & Distributors - 0.0%
Penhall Acquisition Company (e)(q)	15,403	0
TOTAL INDUSTRIALS		404,133,329
Information Technology - 2.5%
Communications Equipment - 0.1%
Arista Networks Inc (q)	136,800	23,239,584
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp (q)	41,900	16,528,293
IT Services - 0.0%
GTT Communications Inc (e)(q)	51,638	1,857,419
Semiconductors & Semiconductor Equipment - 1.9%
KLA Corp	187,000	56,419,770
Marvell Technology Inc	86,600	25,797,274
Micron Technology Inc	48,900	56,444,781
NVIDIA Corp	626,000	125,256,340
ON Semiconductor Corp (q)	244,291	23,095,271
Wolfspeed Inc (r)	149,973	7,236,197
		294,249,633
Software - 0.4%
AppLovin Corp Class A (q)	14,700	7,573,881
Fair Isaac Corp (q)	6,300	7,527,114
Microsoft Corp	60,500	22,567,710
Monday.com Ltd (q)	53,900	3,901,821
Palantir Technologies Inc Class A (q)	71,800	8,376,906
Terawulf Inc (q)(r)	428,100	10,574,070
		60,521,502
TOTAL INFORMATION TECHNOLOGY		396,396,431
Materials - 0.1%
Construction Materials - 0.1%
Eagle Materials Inc	16,500	3,712,500
James Hardie Industries PLC (q)	389,200	10,189,256
Martin Marietta Materials Inc	10,000	5,767,000
		19,668,756
Metals & Mining - 0.0%
Elah Holdings Inc (e)(q)	517	6,721
TOTAL MATERIALS		19,675,477
Utilities - 0.3%
Electric Utilities - 0.0%
Portland General Electric Co	13,962	723,650
Independent Power and Renewable Electricity Producers - 0.3%
PureWest Energy LLC (e)(q)	10,774	2,422
Vistra Corp	287,300	45,574,399
		45,576,821
TOTAL UTILITIES		46,300,471
TOTAL UNITED STATES		1,136,204,877
TOTAL COMMON STOCKS (Cost $599,349,342)		1,248,756,221

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC 5% 2/24/2027 (e)	3,201,524	2,069,145
Financials - 0.0%
Capital Markets - 0.0%
Coinbase Global Inc 0.25% 4/1/2030	3,680,000	3,297,280
TOTAL UNITED STATES		5,366,425
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $6,862,606)		5,366,425

Convertible Preferred Stocks - 0.7%
	Shares	Value ($)
UNITED STATES - 0.7%
Financials - 0.7%
Capital Markets - 0.2%
Ares Management Corp 6.75% Series B	915,752	34,459,748
Financial Services - 0.5%
Acrisure Holdings Inc Series A-2 (e)(q)	2,286,756	72,718,841
TOTAL UNITED STATES		107,178,589
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $87,939,192)		107,178,589

Fixed-Income Funds - 23.1%
	Shares	Value ($)
Fidelity Emerging Markets Debt Central Fund (v)	291,053,257	2,488,505,350
Fidelity Floating Rate Central Fund (v)	10,922,840	1,027,839,266
iShares Broad USD High Yield Corporate Bond ETF (r)	5,013,200	185,588,664
TOTAL FIXED-INCOME FUNDS (Cost $3,924,106,678)		3,701,933,280

Foreign Government and Government Agency Obligations - 8.1%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.4%
Australian Commonwealth 0.5% 9/21/2026 (o)	AUD	88,750,000	60,912,403
Australian Commonwealth 1% 12/21/2030 (o)	AUD	1,000,000	598,225
Australian Commonwealth 4.75% 6/21/2054 (o)	AUD	100,000	64,019
TOTAL AUSTRALIA			61,574,647
CANADA - 1.0%
Canadian Government 3% 2/1/2027	CAD	97,320,000	68,860,859
Canadian Government 3.25% 6/1/2035	CAD	134,000,000	94,103,129
TOTAL CANADA			162,963,988
FRANCE - 0.3%
French Government 0.75% 5/25/2053 (o)(p)	EUR	88,000,000	43,453,974
GERMANY - 3.3%
German Federal Republic 1.7% 6/10/2027 (o)	EUR	108,830,000	123,463,668
German Federal Republic 2% 12/10/2026 (o)	EUR	7,980,000	9,102,356
German Federal Republic 2% 12/16/2027 (o)	EUR	138,050,000	156,574,993
German Federal Republic 2.5% 8/15/2054 (o)	EUR	35,040,000	33,481,735
German Federal Republic 2.7% 9/17/2026 (o)	EUR	72,300,000	82,676,068
German Federal Republic 2.9% 2/15/2036 (o)	EUR	108,350,000	124,205,538
TOTAL GERMANY			529,504,358
ITALY - 0.2%
Italian Republic 4.65% 10/1/2055 (o)(p)	EUR	30,500,000	36,291,364
JAPAN - 0.7%
Japan Government 0.7% 12/20/2048	JPY	6,000,000,000	19,945,263
Japan Government 0.9% 8/1/2027	JPY	5,500,000,000	33,723,208
Japan Government 3.4% 12/20/2055	JPY	11,000,000,000	61,886,036
TOTAL JAPAN			115,554,507
NETHERLANDS - 0.8%
Dutch Government 0% 1/15/2027 (o)(p)	EUR	55,650,000	62,779,423
Dutch Government 0.75% 7/15/2027 (o)(p)	EUR	64,640,000	72,559,099
TOTAL NETHERLANDS			135,338,522
SINGAPORE - 0.1%
Republic of Singapore 2.75% 3/1/2035	SGD	20,000,000	16,378,736
SPAIN - 0.2%
Spanish Kingdom 4% 10/31/2054 (o)(p)	EUR	22,000,000	25,105,817
SWITZERLAND - 0.3%
Swiss Confederation 3.5% 4/8/2033 (o)	CHF	30,000,000	45,408,379
UNITED KINGDOM - 0.8%
United Kingdom of Great Britain and Northern Ireland 4.125% 1/29/2027 (o)	GBP	50,000,000	66,356,741
United Kingdom of Great Britain and Northern Ireland 4.875% 7/31/2036 (o)	GBP	30,000,000	39,904,386
United Kingdom of Great Britain and Northern Ireland 5.375% 1/31/2056 (o)	GBP	18,000,000	23,503,632
TOTAL UNITED KINGDOM			129,764,759
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,318,818,608)			1,301,339,051

Non-Convertible Corporate Bonds - 19.3%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (p)		2,474,000	2,353,780
Fortescue Treasury Pty Ltd 4.5% 9/15/2027 (p)		5,450,000	5,408,175
Mineral Resources Ltd 6% 5/1/2032 (p)		3,010,000	2,978,323
Mineral Resources Ltd 6.25% 5/1/2034 (p)		3,220,000	3,171,224
Mineral Resources Ltd 7% 4/1/2031 (p)		3,585,000	3,710,860
Mineral Resources Ltd 8.5% 5/1/2030 (p)		8,767,000	9,051,840
Mineral Resources Ltd 9.25% 10/1/2028 (p)		6,440,000	6,648,997
PLS Group Ltd 6.875% 5/1/2031 (p)		600,000	615,150

TOTAL AUSTRALIA			33,938,349
BELGIUM - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (p)		9,200,000	8,977,941
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ERO Copper Corp 6.5% 2/15/2030 (p)		4,905,000	4,899,654
CANADA - 0.6%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (p)		5,685,000	5,578,149
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (p)		23,490,000	22,175,711
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (p)		6,265,000	6,193,847
			33,947,707
Household Durables - 0.0%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (p)		4,370,000	4,066,710
TOTAL CONSUMER DISCRETIONARY			38,014,417
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teine Energy Ltd 6.875% 4/15/2029 (p)		4,420,000	4,423,116
Industrials - 0.2%
Aerospace & Defense - 0.1%
Bombardier Inc 7.25% 7/1/2031 (p)		2,610,000	2,730,903
Bombardier Inc 8.75% 11/15/2030 (p)		4,055,000	4,286,354
			7,017,257
Machinery - 0.1%
ATS Corp 4.125% 12/15/2028 (p)		4,630,000	4,515,043
Passenger Airlines - 0.0%
Air Canada 3.875% 8/15/2026 (p)		4,230,000	4,224,685
TOTAL INDUSTRIALS			15,756,985
Information Technology - 0.1%
Software - 0.1%
Open Text Corp 6.9% 12/1/2027 (p)		5,000,000	5,112,483
Open Text Holdings Inc 4.125% 12/1/2031 (p)		2,490,000	2,185,936
Open Text Holdings Inc 4.125% 2/15/2030 (p)		3,220,000	2,949,687
TOTAL INFORMATION TECHNOLOGY			10,248,106
Materials - 0.0%
Chemicals - 0.0%
NOVA Chemicals Corp 8.5% 11/15/2028 (p)		3,635,000	3,759,067
Containers & Packaging - 0.0%
Cascades Inc/Cascades USA Inc 5.375% 1/15/2028 (p)		3,310,000	3,301,725
TOTAL MATERIALS			7,060,792
TOTAL CANADA			75,503,416
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gran Tierra Energy Inc 9.75% 4/15/2031 (p)		2,639,000	2,310,444
FRANCE - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Altice France SA 6.5% 10/15/2031 (p)		964,177	934,204
Altice France SA 6.5% 4/15/2032 (p)		32,580,059	31,486,096
Altice France SA 6.875% 10/15/2030 (p)		7,492,385	7,267,823
Altice France SA 6.875% 7/15/2032 (p)		22,877,306	22,183,552
TOTAL COMMUNICATION SERVICES			61,871,675
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (p)		4,725,000	4,938,338
TOTAL FRANCE			66,810,013
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 4.5% 4/27/2031 (p)		1,040,000	967,199
HONG KONG - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp Pte Ltd 5.5% 8/1/2029 (p)		4,240,000	4,159,947
ISRAEL - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		1,681,000	1,679,615
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		2,775,000	2,774,065

TOTAL ISRAEL			4,453,680
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City Finance Ltd 5% 1/15/2029 (p)		3,255,000	3,114,059
NETHERLANDS - 0.1%
Communication Services - 0.1%
Media - 0.1%
VZ Secured Financing BV 5% 1/15/2032 (p)		11,130,000	9,740,700
Ziggo BV 4.875% 1/15/2030 (p)		4,805,000	4,509,540

TOTAL NETHERLANDS			14,250,240
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (p)		5,560,000	5,811,584
SPAIN - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (p)		2,795,000	2,739,160
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (p)		2,852,000	2,801,643
TOTAL SPAIN			5,540,803
SWITZERLAND - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 8.75% 1/15/2032 (p)		2,630,000	2,600,911
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (p)		4,240,000	4,387,722
TOTAL SWITZERLAND			6,988,633
TURKEY - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Eldorado Gold Corp 6.25% 9/1/2029 (p)		4,225,000	4,227,070
UNITED KINGDOM - 0.5%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (p)		9,930,000	8,159,023
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (p)		1,805,000	1,857,972
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (p)		2,760,000	2,884,297
			4,742,269
Hotels, Restaurants & Leisure - 0.1%
A&K Travel Group Holdings Ltd 7.5% 5/15/2033 (p)		5,265,000	5,316,566
TOTAL CONSUMER DISCRETIONARY			10,058,835
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EG Global Finance PLC 12% 11/30/2028 (p)		36,609,000	38,874,292
Financials - 0.0%
Insurance - 0.0%
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC 8.125% 2/15/2032 (p)		4,015,000	3,598,959
Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (p)		2,995,000	2,871,578
Industrials - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce PLC 5.75% 10/15/2027 (p)		6,560,000	6,641,315
TOTAL UNITED KINGDOM			70,204,002
UNITED STATES - 17.3%
Communication Services - 2.5%
Diversified Telecommunication Services - 0.6%
APLD ComputeCo LLC 9.25% 12/15/2030 (p)		13,390,000	14,444,923
Black Pearl Compute LLC 6.125% 2/15/2031 (p)		3,985,000	4,036,068
Cipher Compute LLC 7.125% 11/15/2030 (p)		5,815,000	6,044,824
Core Scientific Finance I LLC 7.75% 5/15/2031 (p)		10,535,000	10,683,077
Level 3 Financing Inc 7% 3/31/2034 (p)		18,025,000	18,586,262
Meridian Arc Holdco LLC 6.25% 4/30/2031 (p)		21,330,000	21,377,779
WULF Compute LLC 7.75% 10/15/2030 (p)		13,240,000	13,906,608
Yondr JK 1 LLC 6.875% 6/30/2031 (p)		2,575,000	2,581,465
			91,661,006
Entertainment - 0.2%
AP Core Holdings II LLC 11% 5/15/2031 (p)		12,985,000	13,589,984
OAK-Eagle Acquireco Inc 7.25% 7/1/2033 (p)		11,485,000	12,014,588
ROBLOX Corp 3.875% 5/1/2030 (p)		4,175,000	3,945,475
			29,550,047
Interactive Media & Services - 0.1%
Alphabet Inc 4.375% 11/6/2064	EUR	14,219,000	15,283,145
Media - 1.6%
CSC Holdings LLC 3.375% 2/15/2031 (p)		33,165,000	19,668,334
CSC Holdings LLC 4.125% 12/1/2030 (p)		11,785,000	7,002,701
CSC Holdings LLC 4.5% 11/15/2031 (p)		30,925,000	18,272,651
CSC Holdings LLC 6.5% 2/1/2029 (p)		6,615,000	3,957,017
DISH Network Corp 11.75% 11/15/2027 (p)		27,490,000	28,247,404
EchoStar Corp 10.75% 11/30/2029		68,356,699	73,844,634
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)		21,074,568	21,424,427
Nexstar Media Inc 6.5% 9/15/2033 (p)		10,600,000	10,597,057
Scripps Escrow II Inc 3.875% 1/15/2029 (p)		1,655,000	1,509,828
Sirius XM Radio LLC 3.875% 9/1/2031 (p)		5,645,000	5,127,395
Sirius XM Radio LLC 4% 7/15/2028 (p)		4,890,000	4,761,801
Sirius XM Radio LLC 5% 8/1/2027 (p)		3,842,000	3,836,866
Univision Communications Inc 4.5% 5/1/2029 (p)		5,760,000	5,500,333
Univision Communications Inc 7.375% 6/30/2030 (p)		22,095,000	22,154,724
Univision Communications Inc 8.5% 7/31/2031 (p)		18,175,000	18,253,643
Univision Communications Inc 8.875% 4/15/2033 (p)		4,000,000	3,937,695
			248,096,510
TOTAL COMMUNICATION SERVICES			384,590,708
Consumer Discretionary - 2.2%
Automobile Components - 0.1%
Adient Global Holdings Ltd 7% 4/15/2028 (p)		2,805,000	2,850,534
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (p)		5,595,000	5,676,912
Dana Inc 4.5% 2/15/2032		2,235,000	2,229,507
Dorman Products Inc 6.25% 6/15/2034 (p)		1,795,000	1,815,625
Hertz Corp/The 12.625% 7/15/2029 (p)		1,245,000	1,013,290
Hertz Corp/The 5.5% (e)(g)(u)		6,540,000	1
Hertz Corp/The 6% (e)(g)(u)		5,785,000	0
Hertz Corp/The 6.25% (e)(g)(u)		6,775,000	1
Hertz Corp/The 7.125% (e)(g)(u)		6,315,000	0
Nesco Holdings II Inc 5.5% 4/15/2029 (p)		7,155,000	7,118,006
			20,703,876
Automobiles - 0.0%
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (p)		1,635,000	1,517,589
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (p)		1,845,000	1,801,216
Nissan Motor Acceptance Co LLC 7.05% 9/15/2028 (p)		820,000	840,129
			4,158,934
Broadline Retail - 0.1%
Angi Group LLC 3.875% 8/15/2028 (p)		3,385,000	2,860,325
Wayfair LLC 6.75% 11/15/2032 (p)		4,190,000	4,302,698
Wayfair LLC 7.125% 5/31/2034 (p)		2,410,000	2,477,892
Wayfair LLC 7.25% 10/31/2029 (p)		5,635,000	5,815,659
			15,456,574
Distributors - 0.0%
Windsor Holdings III LLC 8.5% 6/15/2030 (p)		2,790,000	2,903,489
Diversified Consumer Services - 0.1%
Service Corp International/US 4% 5/15/2031		5,750,000	5,427,674
TKC Holdings Inc 8.5% 8/15/2030 (p)		15,390,000	15,837,895
			21,265,569
Hotels, Restaurants & Leisure - 1.2%
Bloomin' Brands Inc / OSI Restaurant Partners LLC 5.125% 4/15/2029 (p)		2,720,000	2,587,286
Boyd Gaming Corp 4.75% 6/15/2031 (p)		7,140,000	6,894,619
Carnival Corp Ltd 4% 8/1/2028 (p)		26,560,000	26,068,891
Carnival Corp Ltd 5.125% 5/1/2029 (p)		5,400,000	5,391,645
Carnival Corp Ltd 5.875% 6/15/2031 (p)		4,135,000	4,209,467
Carnival Corp Ltd 7% 8/15/2029 (p)		2,830,000	2,932,285
Churchill Downs Inc 5.75% 4/1/2030 (p)		6,975,000	6,968,399
Churchill Downs Inc 6.75% 5/1/2031 (p)		5,595,000	5,692,871
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (p)		11,750,000	11,425,646
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (p)		15,885,000	15,578,439
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (p)		3,350,000	3,230,800
Hilton Domestic Operating Co Inc 4% 5/1/2031 (p)		5,020,000	4,744,427
Hilton Domestic Operating Co Inc 4.875% 1/15/2030		11,025,000	10,988,607
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (p)		4,040,000	4,005,358
Hilton Domestic Operating Co Inc 5.5% 9/15/2031 (p)		5,185,000	5,198,263
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027		5,210,000	5,208,605
Jacobs Entertainment Inc 6.75% 2/15/2029 (p)		3,955,000	3,875,900
Light & Wonder International Inc 7.5% 9/1/2031 (p)		2,745,000	2,845,107
Lindblad Expeditions LLC 7% 9/15/2030 (p)		3,685,000	3,810,076
MGM Resorts International 4.75% 10/15/2028		6,740,000	6,692,249
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (p)		7,610,000	7,926,584
Neogen Food Safety Corp 8.625% 7/20/2030 (p)		2,545,000	2,676,910
Papa John's International Inc 3.875% 9/15/2029 (p)		2,555,000	2,445,459
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.625% 9/1/2029 (p)		5,095,000	3,543,820
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.875% 9/1/2031 (p)		1,015,000	659,750
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (p)		4,165,000	4,174,126
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (p)		5,295,000	5,412,003
Station Casinos LLC 4.625% 12/1/2031 (p)		4,155,000	3,945,244
VOC Escrow Ltd 5% 2/15/2028 (p)		10,470,000	10,457,041
Yum! Brands Inc 4.625% 1/31/2032		5,905,000	5,650,474
			185,240,351
Household Durables - 0.2%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (p)		4,105,000	3,894,605
Beazer Homes USA Inc 8% 1/15/2032 (p)		1,650,000	1,654,433
Installed Building Products Inc 5.625% 2/1/2034 (p)		4,010,000	3,980,312
LGI Homes Inc 8.75% 12/15/2028 (p)		2,680,000	2,769,424
Somnigroup International Inc 3.875% 10/15/2031 (p)		7,360,000	6,764,633
Somnigroup International Inc 4% 4/15/2029 (p)		7,905,000	7,620,511
TopBuild Corp 3.625% 3/15/2029 (p)		3,030,000	3,030,000
Tri Pointe Homes Inc 5.7% 6/15/2028		8,715,000	8,742,853
			38,456,771
Specialty Retail - 0.4%
Asbury Automotive Group Inc 4.5% 3/1/2028		1,987,000	1,966,956
Asbury Automotive Group Inc 4.625% 11/15/2029 (p)		4,555,000	4,435,378
Asbury Automotive Group Inc 4.75% 3/1/2030		1,980,000	1,925,025
Asbury Automotive Group Inc 5% 2/15/2032 (p)		4,915,000	4,701,098
Bath & Body Works Inc 6.625% 10/1/2030 (p)		6,650,000	6,783,572
Bath & Body Works Inc 6.75% 7/1/2036		8,920,000	8,935,182
Bath & Body Works Inc 7.5% 6/15/2029		5,030,000	5,090,310
LBM Acquisition LLC 9.5% 6/15/2031 (p)		8,405,000	7,452,795
LCM Investments Holdings II LLC 8.25% 8/1/2031 (p)		3,345,000	3,485,266
Park River Holdings Inc 8% 3/15/2031 (p)		2,480,000	2,501,645
PetSmart LLC / PetSmart Finance Corp 7.5% 9/15/2032 (p)		6,770,000	6,771,476
Wand NewCo 3 Inc 7.625% 1/30/2032 (p)		5,325,000	5,507,813
			59,556,516
Textiles, Apparel & Luxury Goods - 0.1%
Crocs Inc 4.125% 8/15/2031 (p)		2,820,000	2,634,938
Crocs Inc 4.25% 3/15/2029 (p)		4,325,000	4,196,338
Kontoor Brands Inc 4.125% 11/15/2029 (p)		2,420,000	2,315,994
			9,147,270
TOTAL CONSUMER DISCRETIONARY			356,889,350
Consumer Staples - 0.8%
Beverages - 0.0%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (p)		3,135,000	3,146,697
Consumer Staples Distribution & Retail - 0.5%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (p)		5,285,000	5,020,694
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (p)		23,423,000	22,662,995
C&S Group Enterprises LLC 5% 12/15/2028 (p)		5,155,000	4,885,825
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 7.125% 4/30/2033 (p)		2,455,000	2,500,778
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (p)		14,850,000	15,545,738
Performance Food Group Inc 4.25% 8/1/2029 (p)		3,955,000	3,838,983
Performance Food Group Inc 5.625% 3/1/2034 (p)		5,315,000	5,216,654
US Foods Inc 7.25% 1/15/2032 (p)		2,735,000	2,838,153
			62,509,820
Food Products - 0.3%
B&G Foods Inc 11% 6/15/2031 (p)		2,570,000	2,372,962
B&G Foods Inc 8% 9/15/2028 (p)		2,445,000	2,447,235
Chobani LLC / Chobani Finance Corp Inc 4.625% 11/15/2028 (p)		3,790,000	3,753,208
Darling Ingredients Inc 6% 6/15/2030 (p)		6,615,000	6,658,361
Fiesta Purchaser Inc 7.875% 3/1/2031 (p)		5,015,000	5,058,535
Fiesta Purchaser Inc 9.625% 9/15/2032 (p)		3,185,000	3,119,872
Lamb Weston Holdings Inc 4.125% 1/31/2030 (p)		5,575,000	5,345,988
Lamb Weston Holdings Inc 4.375% 1/31/2032 (p)		2,790,000	2,623,364
Post Holdings Inc 4.5% 9/15/2031 (p)		12,110,000	11,360,554
Post Holdings Inc 4.625% 4/15/2030 (p)		6,415,000	6,197,277
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed 4.625% 3/1/2029 (p)		4,295,000	4,149,323
			53,086,679
Household Products - 0.0%
Spectrum Brands Inc 3.875% 3/15/2031 (p)		1,025,000	896,812
Personal Care Products - 0.0%
BellRing Brands Inc 7% 3/15/2030 (p)		6,925,000	6,923,563
TOTAL CONSUMER STAPLES			126,563,571
Energy - 2.3%
Energy Equipment & Services - 0.2%
Nabors Industries Inc 7.625% 11/15/2032 (p)		2,670,000	2,731,631
Nabors Industries Inc 9.125% 1/31/2030 (p)		5,390,000	5,632,976
Noble Finance II LLC 8% 4/15/2030 (p)		2,205,000	2,284,727
SESI LLC 7.875% 9/30/2030 (p)		2,700,000	2,743,427
Transocean International Ltd 7.875% 10/15/2032 (p)		1,835,000	1,915,630
Transocean International Ltd 8.25% 5/15/2029 (p)		1,955,000	2,018,700
Transocean International Ltd 8.5% 5/15/2031 (p)		1,955,000	2,029,667
Transocean International Ltd 8.75% 2/15/2030 (p)		7,826,000	8,132,052
Valaris Ltd 8.375% 4/30/2030 (p)		2,745,000	2,850,622
			30,339,432
Oil, Gas & Consumable Fuels - 2.1%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (p)		4,305,000	4,291,439
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 1/15/2028 (p)		10,640,000	10,636,370
California Resources Corp 7.25% 1/15/2035 (p)		2,575,000	2,554,358
CITGO Petroleum Corp 8.375% 1/15/2029 (p)		12,030,000	12,376,560
CNX Midstream Partners LP 4.75% 4/15/2030 (p)		2,970,000	2,831,085
CNX Resources Corp 7.375% 1/15/2031 (p)		2,885,000	2,954,684
Comstock Resources Inc 5.875% 1/15/2030 (p)		15,170,000	14,307,843
Comstock Resources Inc 6.75% 3/1/2029 (p)		8,110,000	7,985,789
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (p)		12,715,000	12,480,468
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (p)		7,110,000	7,432,382
CVR Energy Inc 5.75% 2/15/2028 (p)		11,211,000	11,185,447
DT Midstream Inc 4.125% 6/15/2029 (p)		4,285,000	4,199,378
DT Midstream Inc 4.375% 6/15/2031 (p)		4,285,000	4,138,829
Energy Transfer LP 5.5% 6/1/2027		12,065,000	12,151,808
Expand Energy Corp 5.375% 3/15/2030		5,630,000	5,650,415
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (p)		2,395,000	2,423,385
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (p)		3,315,000	3,471,929
Hess Midstream Operations LP 4.25% 2/15/2030 (p)		4,590,000	4,427,609
Hess Midstream Operations LP 5.125% 6/15/2028 (p)		6,600,000	6,581,626
Hess Midstream Operations LP 5.5% 10/15/2030 (p)		2,775,000	2,764,479
HF Sinclair Corp 5% 2/1/2028		4,350,000	4,340,607
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 11/1/2028 (p)		7,130,000	7,148,638
Kinetik Holdings LP 5.875% 6/15/2030 (p)		4,180,000	4,204,290
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (p)		2,605,000	2,582,679
Murphy Oil USA Inc 4.75% 9/15/2029		4,155,000	4,089,453
Northern Oil & Gas Inc 7.875% 10/15/2033 (p)		4,990,000	4,958,263
Northern Oil & Gas Inc 8.75% 6/15/2031 (p)		5,510,000	5,675,300
Occidental Petroleum Corp 7.2% 3/15/2029		2,440,000	2,552,865
ONEOK Inc 6.5% 9/1/2030 (p)		8,635,000	9,071,888
PBF Holding Co LLC / PBF Finance Corp 7.25% 6/1/2034 (p)		6,485,000	6,420,210
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (p)		11,525,000	11,744,851
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (p)		6,695,000	7,158,210
Permian Resources Operating LLC 5.875% 7/1/2029 (p)		4,055,000	4,044,863
SM Energy Co 6.625% 1/15/2027		12,830,000	12,848,770
SM Energy Co 8.625% 11/1/2030 (p)		5,415,000	5,686,927
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030		5,550,000	5,390,425
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		5,515,000	5,392,467
Sunoco LP / Sunoco Finance Corp 7% 9/15/2028 (p)		2,735,000	2,789,535
Sunoco LP 4.5% 10/1/2029 (p)		4,420,000	4,292,649
Sunoco LP 4.625% 5/1/2030 (p)		5,540,000	5,350,956
Sunoco LP 6.625% 8/15/2032 (p)		2,605,000	2,649,457
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (p)		280,000	279,406
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (p)		5,355,000	5,297,985
Talos Production Inc 9% 2/1/2029 (p)		2,345,000	2,443,239
Talos Production Inc 9.375% 2/1/2031 (p)		2,660,000	2,793,851
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 2/1/2031		6,345,000	6,320,694
Unit Corp 0% 12/1/2029 (Escrow) (e)		1,660,000	0
Venture Global Calcasieu Pass LLC 3.875% 8/15/2029 (p)		3,525,000	3,362,681
Venture Global Calcasieu Pass LLC 4.125% 8/15/2031 (p)		3,525,000	3,309,465
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (p)		4,030,000	4,123,327
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (p)		21,820,000	22,736,047
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (p)		4,240,000	4,417,126
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (p)		13,790,000	14,621,482
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (p)		6,025,000	6,612,516
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (p)		6,155,000	6,902,660
			336,459,665
TOTAL ENERGY			366,799,097
Financials - 2.0%
Capital Markets - 0.1%
Broadstreet Partners Group LLC 5.875% 4/15/2029 (p)		7,265,000	7,094,408
Coinbase Global Inc 3.375% 10/1/2028 (p)		13,780,000	13,082,195
Coinbase Global Inc 3.625% 10/1/2031 (p)		8,370,000	7,290,163
Hightower Holding LLC 6.75% 4/15/2029 (p)		2,870,000	2,853,244
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (p)		3,985,000	3,884,134
MSCI Inc 4% 11/15/2029 (p)		1,920,000	1,857,568
			36,061,712
Consumer Finance - 0.6%
Ally Financial Inc 8% 11/1/2031		51,348,000	57,188,204
Ally Financial Inc 8% 11/1/2031		16,761,000	18,586,417
OneMain Finance Corp 4% 9/15/2030		3,340,000	3,087,300
OneMain Finance Corp 5.375% 11/15/2029		5,560,000	5,461,132
OneMain Finance Corp 6.625% 1/15/2028		4,415,000	4,479,644
OneMain Finance Corp 7.875% 3/15/2030		2,675,000	2,784,741
			91,587,438
Financial Services - 0.3%
Block Inc 3.5% 6/1/2031		5,745,000	5,288,476
Block Inc 5.625% 8/15/2030 (p)		6,055,000	6,070,144
Block Inc 6% 8/15/2033 (p)		4,785,000	4,818,040
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (p)		3,420,000	3,372,857
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		6,375,000	5,444,841
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		11,645,000	11,509,370
MGIC Investment Corp 5.25% 8/15/2028		4,725,000	4,717,181
NCR Atleos Corp 9.5% 4/1/2029 (p)		4,090,000	4,361,114
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (p)		2,305,000	2,309,407
			47,891,430
Insurance - 1.0%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (p)		8,245,000	7,256,374
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (p)		4,740,000	4,260,389
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (p)		4,465,000	4,234,764
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (p)		16,525,000	15,553,709
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (p)		6,740,000	6,658,779
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (p)		4,180,000	4,085,334
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (p)		2,660,000	2,652,704
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (p)		20,421,000	20,584,103
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (p)		8,605,000	8,744,900
AmWINS Group Inc 4.875% 6/30/2029 (p)		4,105,000	3,955,511
Asurion LLC/ Asurion Co-Issuer Inc 8% 12/31/2032 (p)		6,710,000	6,760,704
CRC Insurance Group LLC 7.125% 6/1/2031 (p)		14,435,000	14,388,971
HUB International Ltd 5.625% 12/1/2029 (p)		16,470,000	16,409,802
HUB International Ltd 7.25% 6/15/2030 (p)		17,925,000	18,395,298
HUB International Ltd 7.375% 1/31/2032 (p)		14,685,000	14,947,568
USI Inc/NY 7.5% 1/15/2032 (p)		3,540,000	3,573,361
			152,462,271
TOTAL FINANCIALS			328,002,851
Health Care - 1.1%
Health Care Equipment & Supplies - 0.1%
Avantor Funding Inc 3.875% 11/1/2029 (p)		2,790,000	2,663,571
Bausch + Lomb Corp 8.375% 10/1/2028 (p)		5,470,000	5,620,425
			8,283,996
Health Care Providers & Services - 0.7%
Charlotte Buyer Inc 8% 6/30/2031 (p)		2,410,000	2,439,623
CHS/Community Health Systems Inc 10.875% 1/15/2032 (p)		4,902,000	5,279,165
CHS/Community Health Systems Inc 4.75% 2/15/2031 (p)		7,193,000	6,617,292
CHS/Community Health Systems Inc 5.25% 5/15/2030 (p)		8,305,000	7,836,849
CHS/Community Health Systems Inc 6% 1/15/2029 (p)		4,940,000	4,890,600
CHS/Community Health Systems Inc 6.125% 4/1/2030 (p)		5,930,000	5,324,769
DaVita Inc 3.75% 2/15/2031 (p)		2,075,000	1,922,519
DaVita Inc 4.625% 6/1/2030 (p)		15,850,000	15,354,800
HAH Group Holding Co LLC 9.75% 10/1/2031 (p)		3,925,000	3,513,994
HealthEquity Inc 4.5% 10/1/2029 (p)		2,950,000	2,866,077
Molina Healthcare Inc 3.875% 11/15/2030 (p)		6,345,000	5,917,019
Molina Healthcare Inc 3.875% 5/15/2032 (p)		5,560,000	5,026,844
Molina Healthcare Inc 4.375% 6/15/2028 (p)		4,690,000	4,608,111
National Mentor Holdings Inc 10.5% 12/15/2030 (p)		5,370,000	5,659,422
Surgery Center Holdings Inc 7.25% 4/15/2032 (p)		3,060,000	3,097,763
Tenet Healthcare Corp 5.125% 11/1/2027		10,955,000	10,954,895
Tenet Healthcare Corp 6.125% 6/15/2030		13,945,000	14,047,189
Tenet Healthcare Corp 6.75% 5/15/2031		2,715,000	2,781,262
			108,138,193
Health Care Technology - 0.0%
IQVIA Inc 5% 5/15/2027 (p)		5,660,000	5,656,905
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International Inc 4% 3/15/2031 (p)		6,035,000	5,661,174
Charles River Laboratories International Inc 4.25% 5/1/2028 (p)		2,045,000	2,006,606
			7,667,780
Pharmaceuticals - 0.3%
1261229 BC Ltd 10% 4/15/2032 (p)		29,875,000	30,258,476
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (p)		10,200,000	10,073,122
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (p)		8,890,000	8,795,282
			49,126,880
TOTAL HEALTH CARE			178,873,754
Industrials - 2.6%
Aerospace & Defense - 0.8%
ATI Inc 4.875% 10/1/2029		2,795,000	2,764,366
ATI Inc 5.125% 10/1/2031		2,480,000	2,454,699
ATI Inc 5.875% 6/15/2033		3,835,000	3,888,893
ATI Inc 7.25% 8/15/2030		2,745,000	2,850,059
BWX Technologies Inc 4.125% 6/30/2028 (p)		6,400,000	6,278,673
TransDigm Inc 4.625% 1/15/2029		9,290,000	9,142,103
TransDigm Inc 6.125% 7/31/2034 (p)		9,425,000	9,412,879
TransDigm Inc 6.25% 1/31/2034 (p)		2,145,000	2,188,748
TransDigm Inc 6.375% 3/1/2029 (p)		8,150,000	8,274,540
TransDigm Inc 6.375% 5/31/2033 (p)		15,000,000	15,142,620
TransDigm Inc 6.625% 3/1/2032 (p)		2,650,000	2,717,896
TransDigm Inc 6.75% 1/31/2034 (p)		8,120,000	8,328,757
TransDigm Inc 6.75% 8/15/2028 (p)		12,760,000	12,887,600
TransDigm Inc 6.875% 12/15/2030 (p)		21,975,000	22,583,708
TransDigm Inc 7.125% 12/1/2031 (p)		5,390,000	5,581,135
			114,496,676
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (p)		6,985,000	7,235,384
Building Products - 0.1%
Advanced Drainage Systems Inc 6.375% 6/15/2030 (p)		2,780,000	2,818,364
APi Group DE Inc 5.75% 6/1/2034 (p)		3,890,000	3,845,806
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (p)		3,920,000	3,886,266
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (p)		1,865,000	1,755,810
Shea Homes LP / Shea Homes Funding Corp 4.75% 4/1/2029		4,830,000	4,720,653
			17,026,899
Commercial Services & Supplies - 1.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (p)		3,736,000	3,671,443
Artera Services LLC 8.5% 2/15/2031 (p)		12,380,000	11,135,718
Brand Industrial Services Inc 10.375% 8/1/2030 (p)		20,835,000	16,978,418
Brink's Co/The 4.625% 10/15/2027 (p)		7,200,000	7,157,758
Clean Harbors Inc 6.375% 2/1/2031 (p)		2,350,000	2,383,191
Core & Main LP 6% 7/1/2034 (p)		3,625,000	3,642,048
CoreCivic Inc 8.25% 4/15/2029		14,760,000	15,372,806
GEO Group Inc/The 10.25% 4/15/2031		11,550,000	12,479,198
GEO Group Inc/The 8.625% 4/15/2029		9,115,000	9,495,770
GFL Environmental Inc 4% 8/1/2028 (p)		4,200,000	4,100,702
GFL Environmental Inc 4.75% 6/15/2029 (p)		5,705,000	5,614,262
GFL Environmental Inc 6.75% 1/15/2031 (p)		3,980,000	4,094,536
Madison IAQ LLC 4.125% 6/30/2028 (p)		5,345,000	5,258,214
Madison IAQ LLC 5.875% 6/30/2029 (p)		4,265,000	4,267,200
Neptune Bidco US Inc 10.375% 5/15/2031 (p)		5,650,000	5,855,745
Neptune Bidco US Inc 9.29% 4/15/2029 (p)		38,005,000	38,758,373
Neptune Bidco US Inc 9.5% 2/15/2033 (p)		4,890,000	4,944,069
Reworld Holding Corp 4.875% 12/1/2029 (p)		9,642,000	9,196,272
Williams Scotsman Inc 7.375% 10/1/2031 (p)		2,535,000	2,624,615
			167,030,338
Construction & Engineering - 0.0%
Arcosa Inc 4.375% 4/15/2029 (p)		4,130,000	4,062,223
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (p)		1,127,000	1,094,682
Ground Transportation - 0.1%
Uber Technologies Inc 4.5% 8/15/2029 (p)		12,675,000	12,582,415
XPO Inc 6.25% 6/1/2028 (p)		2,790,000	2,817,917
XPO Inc 7.125% 2/1/2032 (p)		4,015,000	4,163,764
			19,564,096
Machinery - 0.1%
Allison Transmission Inc 5.875% 6/1/2029 (p)		4,830,000	4,866,916
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (c)(p)		8,727,522	9,910,494
Chart Industries Inc 7.5% 1/1/2030 (p)		7,420,000	7,660,660
			22,438,070
Passenger Airlines - 0.3%
American Airlines Inc 7.25% 2/15/2028 (p)		9,260,000	9,372,602
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.75% 4/20/2029 (p)		13,870,000	13,896,936
United Airlines Inc 4.625% 4/15/2029 (p)		8,725,000	8,604,037
			31,873,575
Professional Services - 0.0%
TriNet Group Inc 3.5% 3/1/2029 (p)		4,545,000	4,279,183
Trading Companies & Distributors - 0.1%
FTAI Aviation Investors LLC 7.875% 12/1/2030 (p)		4,040,000	4,221,214
Synergy Infrastructure Holdings LLC 7% 7/15/2034 (p)		1,245,000	1,262,852
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (p)		3,125,000	3,266,034
			8,750,100
Transportation Infrastructure - 0.0%
GB AIT Buyer Inc 8.75% 4/30/2034 (p)		2,500,000	2,506,648
TOTAL INDUSTRIALS			400,357,874
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp 5% 12/15/2029 (p)		4,370,000	4,302,681
CPI CG Inc 10% 7/15/2029 (p)		2,413,000	2,529,620
TTM Technologies Inc 4% 3/1/2029 (p)		4,540,000	4,385,460
			11,217,761
IT Services - 0.4%
CoreWeave Inc 9% 2/1/2031 (p)		11,410,000	11,275,526
CoreWeave Inc 9.25% 6/1/2030 (p)		20,545,000	20,678,449
CoreWeave Inc 9.625% 7/15/2032 (p)		4,815,000	4,743,015
Everforth Inc 4.625% 5/15/2028 (p)		5,670,000	5,248,620
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (p)		6,060,000	5,708,519
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (p)		5,665,000	5,659,133
Sabre GLBL Inc 11.125% 7/15/2030 (p)		13,975,000	13,405,379
			66,718,641
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp 3.875% 9/1/2028 (p)		6,765,000	6,582,384
Synaptics Inc 4% 6/15/2029 (p)		3,500,000	3,454,697
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (c)		4,959,066	4,501,916
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (c)(p)		1,671,647	1,844,885
			16,383,882
Software - 0.4%
Cloud Software Group Inc 6.5% 3/31/2029 (p)		37,655,000	36,535,942
Elastic NV 4.125% 7/15/2029 (p)		11,340,000	10,819,367
Fair Isaac Corp 4% 6/15/2028 (p)		6,420,000	6,280,323
NCR Voyix Corp 5% 10/1/2028 (p)		3,385,000	3,301,468
Oracle Corp 3.8% 11/15/2037		4,240,000	3,387,538
PTC Inc 4% 2/15/2028 (p)		3,715,000	3,637,396
UKG Inc 6.875% 2/1/2031 (p)		3,980,000	3,866,487
			67,828,521
Technology Hardware, Storage & Peripherals - 0.1%
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (p)		9,200,000	9,620,035
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (p)		5,975,000	6,243,750
			15,863,785
TOTAL INFORMATION TECHNOLOGY			178,012,590
Materials - 0.7%
Chemicals - 0.3%
Ingevity Corp 3.875% 11/1/2028 (p)		6,715,000	6,505,383
LSB Industries Inc 6.25% 10/15/2028 (p)		9,723,000	9,726,238
Olympus Water US Holding Corp 4.25% 10/1/2028 (p)		7,070,000	6,857,543
Olympus Water US Holding Corp 7.25% 2/15/2033 (p)		13,505,000	13,356,007
Scih Salt Hldgs Inc 4.875% 5/1/2028 (p)		3,770,000	3,719,060
Scotts Miracle-Gro Co/The 4% 4/1/2031		5,930,000	5,558,103
			45,722,334
Construction Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (p)		10,810,000	11,398,669
Containers & Packaging - 0.3%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (p)		3,025,000	2,896,653
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (p)		6,050,000	5,750,936
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (p)		2,695,000	2,725,160
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (p)		3,950,000	3,833,890
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (p)		21,190,000	20,901,988
Crown Cork & Seal Co Inc 7.5% 12/15/2096		7,695,000	7,310,250
Graphic Packaging International LLC 3.75% 2/1/2030 (p)		3,585,000	3,369,250
Mauser Packaging Solutions Holding Co 7.875% 4/15/2030 (p)		2,815,000	2,877,831
Trident TPI Holdings Inc 12.75% 12/31/2028 (p)		2,765,000	2,768,556
			52,434,514
Metals & Mining - 0.0%
Alcoa Nederland Holding BV 4.125% 3/31/2029 (p)		3,460,000	3,370,049
Arsenal AIC Parent LLC 8% 10/1/2030 (p)		3,285,000	3,423,627
Roller Bearing Co of America Inc 4.375% 10/15/2029 (p)		2,015,000	1,964,663
			8,758,339
TOTAL MATERIALS			118,313,856
Real Estate - 0.9%
Diversified REITs - 0.3%
Iron Mountain Information Management Services Inc 5% 7/15/2032 (p)		4,190,000	4,025,874
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (p)		3,390,000	3,311,423
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (p)		9,350,000	9,319,944
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (p)		5,660,000	5,615,324
Vici Properties LP / Vici Note Co Inc 3.875% 2/15/2029 (p)		6,695,000	6,504,558
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (p)		12,650,000	12,625,645
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (p)		7,220,000	7,086,669
			48,489,437
Health Care REITs - 0.2%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		6,700,000	4,607,797
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		10,950,000	8,801,298
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		21,010,000	20,380,822
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (p)		3,890,000	3,982,543
			37,772,460
Real Estate Management & Development - 0.1%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (p)		5,515,000	5,928,961
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (p)		2,435,000	2,532,122
Taylor Morrison Communities Inc 5.125% 8/1/2030 (p)		6,480,000	6,487,799
Weekley Homes LLC / Weekley Finance Corp 4.875% 9/15/2028 (p)		3,045,000	3,003,005
			17,951,887
Specialized REITs - 0.3%
Iron Mountain Inc 4.875% 9/15/2029 (p)		14,590,000	14,316,887
Iron Mountain Inc 5% 7/15/2028 (p)		6,370,000	6,345,428
Iron Mountain Inc 5.25% 7/15/2030 (p)		5,915,000	5,826,612
Iron Mountain Inc 5.625% 7/15/2032 (p)		5,915,000	5,846,551
SBA Communications Corp 3.875% 2/15/2027		9,720,000	9,664,872
			42,000,350
TOTAL REAL ESTATE			146,214,134
Utilities - 1.1%
Electric Utilities - 0.8%
Clearway Energy Operating LLC 3.75% 1/15/2032 (p)		2,795,000	2,543,619
Clearway Energy Operating LLC 4.75% 3/15/2028 (p)		4,055,000	4,017,751
NRG Energy Inc 3.375% 2/15/2029 (p)		3,080,000	2,937,765
NRG Energy Inc 3.625% 2/15/2031 (p)		6,110,000	5,674,073
NRG Energy Inc 3.875% 2/15/2032 (p)		582,000	535,091
NRG Energy Inc 5.75% 1/15/2028		19,350,000	19,358,944
NRG Energy Inc 5.75% 1/15/2034 (p)		5,405,000	5,362,795
NRG Energy Inc 5.875% 5/15/2034 (p)		3,695,000	3,675,564
NRG Energy Inc 6% 1/15/2036 (p)		10,805,000	10,771,225
NRG Energy Inc 6.125% 5/15/2036 (p)		3,950,000	3,951,829
Pacific Gas and Electric Co 3.95% 12/1/2047		2,711,000	1,986,139
Pacific Gas and Electric Co 4% 12/1/2046		8,299,000	6,177,583
Pacific Gas and Electric Co 4.3% 3/15/2045		3,690,000	2,902,901
PG&E Corp 5% 7/1/2028		13,615,000	13,539,976
PG&E Corp 5.25% 7/1/2030		5,150,000	5,071,420
Vistra Operations Co LLC 4.375% 5/1/2029 (p)		11,110,000	10,915,357
Vistra Operations Co LLC 5% 7/31/2027 (p)		13,800,000	13,790,279
Vistra Operations Co LLC 7.75% 10/15/2031 (p)		5,470,000	5,723,152
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (p)		2,675,000	2,767,921
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (p)		7,635,000	8,036,372
			129,739,756
Gas Utilities - 0.2%
Southern Natural Gas Co LLC 7.35% 2/15/2031		14,890,000	16,283,881
Southern Natural Gas Co LLC 8% 3/1/2032		9,400,000	10,721,632
Suburban Propane Partners LP/Suburban Energy Finance Corp 5% 6/1/2031 (p)		5,750,000	5,450,947
			32,456,460
Independent Power and Renewable Electricity Producers - 0.1%
Alpha Generation LLC 6.25% 1/15/2034 (p)		4,050,000	3,985,140
Sunnova Energy Corp 11.75% (e)(g)(p)		8,050,000	40,250
Sunnova Energy Corp 5.875% (e)(g)(p)		1,350,000	3,375
Talen Energy Supply LLC 6.25% 2/1/2034 (p)		4,040,000	4,015,445
Talen Energy Supply LLC 6.5% 2/1/2036 (p)		4,040,000	4,072,954
			12,117,164
TOTAL UTILITIES			174,313,380
TOTAL UNITED STATES			2,758,931,165
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd 6.375% 2/15/2036 (p)		11,730,000	11,500,561
First Quantum Minerals Ltd 7.25% 2/15/2034 (p)		3,580,000	3,667,316
First Quantum Minerals Ltd 8.625% 6/1/2031 (p)		7,775,000	8,098,285

TOTAL ZAMBIA			23,266,162
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $3,087,883,681)			3,094,354,361

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
UNITED STATES - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Summit Midstream Corp 3 month U.S. LIBOR + 7.43%, 12.2837% (c)(d)	1,711	2,686,654
Information Technology - 0.3%
Software - 0.3%
Strategy Inc 11.5% (n)	316,824	26,880,616
Strategy Inc Series A, 10%	152,206	14,111,018
TOTAL INFORMATION TECHNOLOGY		40,991,634
TOTAL UNITED STATES		43,678,288
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $43,459,328)		43,678,288

Preferred Securities - 1.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.7%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Energy Transfer LP 6.5% (c)(u)	10,050,000	10,138,627
Energy Transfer LP 6.625% (c)(u)	20,350,000	21,012,240
Energy Transfer LP Series G, 7.125% (c)(u)	16,203,000	16,865,961
TOTAL ENERGY		48,016,828
Financials - 1.4%
Banks - 1.2%
Bank of America Corp 5.875% (c)(u)	60,475,000	62,080,015
Bank of America Corp 6.25% (c)(u)	27,930,000	28,582,066
Citigroup Inc 6.5% (c)(u)	13,290,000	13,554,484
Citigroup Inc 6.625% (c)(u)	4,015,000	4,124,442
Citigroup Inc 6.75% (c)(u)	7,970,000	8,149,962
Citigroup Inc 6.875% (c)(u)	1,650,000	1,704,283
Citigroup Inc 7% (c)(u)	6,110,000	6,428,063
JPMorgan Chase & Co 6.1% (c)(u)	26,080,000	26,648,808
JPMorgan Chase & Co CME Term SOFR 3 month Index + 2.745%, 6.4368% (c)(d)(u)	19,100,000	19,463,161
Wells Fargo & Co 6.125% (c)(u)	13,225,000	13,416,776
Wells Fargo & Co 6.85% (c)(u)	3,985,000	4,153,204
		188,305,264
Capital Markets - 0.1%
Goldman Sachs Group Inc/The 6.85% (c)(u)	9,170,000	9,673,247
Consumer Finance - 0.0%
Ally Financial Inc 7.1% (c)(u)	2,630,000	2,696,540
Insurance - 0.1%
Alliant Holdings LP 10.5% (c)(e)(u)	20,631,644	20,190,979
TOTAL FINANCIALS		220,866,030
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (c)(u)	1,105,000	1,105,709
TOTAL UNITED STATES		269,988,567
TOTAL PREFERRED SECURITIES (Cost $265,306,557)		269,988,567

U.S. Government Agency - Mortgage Securities - 0.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.6%
Fannie Mae 2% 2/1/2052	2,836,570	2,316,591
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041 (k)	3,547,376	3,060,742
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	292,798	288,235
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	334,076	298,558
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	122,723	109,572
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2040	2,937,715	2,739,154
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	149,052	131,665
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2041	1,109,548	1,024,498
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,051,052	1,046,235
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053 (m)	682,497	702,279
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (l)	3,093,789	3,208,290
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (l)	2,351,161	2,433,035
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055 (l)(m)	2,988,467	3,105,608
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055 (l)(m)	5,302,360	5,495,288
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	214,975	221,789
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055 (l)(m)	1,660,287	1,745,321
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054 (m)	416,507	431,917
Freddie Mac Gold Pool 2.5% 11/1/2041 (j)	10,653,366	9,509,635
Freddie Mac Gold Pool 2.5% 2/1/2042	1,971,629	1,767,807
Freddie Mac Gold Pool 2.5% 5/1/2041	4,183,828	3,773,555
Freddie Mac Gold Pool 5.5% 9/1/2052 (l)	4,914,527	4,992,057
Freddie Mac Gold Pool 6% 11/1/2053	132,664	136,869
Freddie Mac Gold Pool 6% 2/1/2055	2,336,976	2,427,850
Freddie Mac Gold Pool 6.5% 10/1/2053 (m)	2,528,224	2,648,230
Freddie Mac Gold Pool 6.5% 10/1/2053 (l)(m)	2,427,510	2,545,770
Freddie Mac Non Gold Pool 6% 9/1/2053	244,468	252,216
Freddie Mac Non Gold Pool 6.5% 1/1/2055 (l)	2,811,587	2,945,922
Ginnie Mae I Pool 2.5% 12/20/2051	3,949,911	3,361,848
Ginnie Mae II Pool 2% 7/1/2056 (i)	10,875,000	8,908,191
Ginnie Mae II Pool 2% 9/20/2050	1,490,192	1,223,039
Ginnie Mae II Pool 5.5% 12/20/2054	741,271	747,797
Uniform Mortgage Backed Securities 2% 7/1/2056 (i)	8,250,000	6,583,886
Uniform Mortgage Backed Securities 4% 7/1/2056 (i)	14,975,000	13,990,511
TOTAL UNITED STATES		94,173,960
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $92,970,588)		94,173,960

U.S. Government Agency Obligations - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Financials - 0.4%
Financial Services - 0.4%
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.165%, 3.785% 1/19/2029 (c)(d)	65,280,000	65,278,654
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Tennessee Valley Authority 5.25% 9/15/2039	2,106,000	2,188,808
Tennessee Valley Authority 5.375% 4/1/2056	3,503,000	3,542,015
TOTAL UTILITIES		5,730,823
TOTAL UNITED STATES		71,009,477
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $71,053,911)		71,009,477

U.S. Treasury Obligations - 22.0%
	Yield (%) (w)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (l)	3.63	22,480,000	22,382,019
US Treasury Bills 0% 8/6/2026 (l)	3.63	4,380,000	4,364,165
US Treasury Bills 0% 9/24/2026 (l)	3.72	7,690,000	7,623,611
US Treasury Bonds 2% 8/15/2051	1.95 to 2.09	77,934,000	44,367,583
US Treasury Bonds 2.25% 2/15/2052	2.15 to 2.99	90,920,000	54,740,233
US Treasury Bonds 2.5% 2/15/2045	2.98 to 3.04	216,056,000	151,526,148
US Treasury Bonds 3% 2/15/2049	3.00 to 3.10	107,530,000	78,396,091
US Treasury Bonds 3% 5/15/2045	1.80	20,100,000	15,283,066
US Treasury Bonds 3.625% 2/15/2053	3.80 to 3.85	82,416,000	65,907,045
US Treasury Bonds 4.125% 8/15/2044	4.60 to 4.66	45,870,000	41,483,681
US Treasury Bonds 4.125% 8/15/2053	4.48 to 4.80	16,039,000	14,010,317
US Treasury Bonds 4.25% 8/15/2054	4.65	15,760,000	14,070,725
US Treasury Bonds 4.375% 8/15/2043	5.10 to 5.28	49,031,000	46,104,462
US Treasury Bonds 4.5% 11/15/2054	4.74 to 4.82	36,450,000	33,931,248
US Treasury Bonds 4.5% 2/15/2044	4.58	12,910,000	12,294,758
US Treasury Bonds 4.625% 11/15/2044	4.71 to 4.80	23,470,000	22,618,296
US Treasury Bonds 4.625% 11/15/2055	4.69 to 4.92	37,420,000	35,601,622
US Treasury Bonds 4.625% 2/15/2046	4.90	6,650,000	6,382,961
US Treasury Bonds 4.625% 5/15/2054	4.02 to 4.49	24,660,000	23,420,257
US Treasury Bonds 4.75% 2/15/2037	2.81 to 2.93	8,200,000	8,429,023
US Treasury Bonds 4.75% 2/15/2056	4.87 to 4.94	20,280,000	19,700,119
US Treasury Bonds 4.75% 5/15/2055	4.67	14,700,000	14,259,574
US Treasury Bonds 4.75% 8/15/2055	4.63 to 4.81	13,280,000	12,885,231
US Treasury Bonds 4.875% 8/15/2045	4.75	1,210,000	1,200,783
US Treasury Bonds 5% 5/15/2045	4.87	15,530,000	15,662,248
US Treasury Bonds 5.25% 2/15/2029	3.91 to 3.94	5,406,000	5,565,224
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.67	14,131,404	13,010,613
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.62 to 2.72	5,168,627	4,764,683
US Treasury Notes 1.125% 8/31/2028	1.14	293,287,000	274,979,475
US Treasury Notes 1.25% 9/30/2028	1.37 to 1.46	38,280,000	35,902,453
US Treasury Notes 1.375% 10/31/2028	1.52	8,911,000	8,361,372
US Treasury Notes 2.375% 3/31/2029	2.50	7,500,000	7,154,297
US Treasury Notes 2.625% 7/31/2029	2.80	23,875,000	22,819,277
US Treasury Notes 3.125% 11/15/2028	2.66 to 3.01	28,930,000	28,254,213
US Treasury Notes 3.125% 8/31/2029	4.48	3,948,000	3,826,167
US Treasury Notes 3.375% 5/15/2033	3.83	7,260,000	6,857,013
US Treasury Notes 3.5% 1/15/2029	3.65 to 3.66	73,900,000	72,713,558
US Treasury Notes 3.5% 12/15/2028	3.51	16,530,000	16,274,302
US Treasury Notes 3.5% 2/15/2029	3.45 to 3.62	769,610,000	756,863,335
US Treasury Notes 3.5% 2/15/2033	3.91	49,310,000	47,046,748
US Treasury Notes 3.5% 3/15/2029	3.63 to 3.87	462,990,000	455,195,129
US Treasury Notes 3.625% 3/31/2030	3.54 to 3.55	21,930,000	21,505,106
US Treasury Notes 3.75% 2/28/2033	3.89 to 3.93	34,300,000	33,221,426
US Treasury Notes 3.875% 4/15/2029	3.81 to 3.91	91,470,000	90,776,829
US Treasury Notes 3.875% 5/15/2029	4.02	44,640,000	44,294,737
US Treasury Notes 3.875% 8/15/2033	4.57 to 4.77	22,052,000	21,443,847
US Treasury Notes 3.875% 8/15/2034	3.71 to 3.80	44,930,000	43,392,549
US Treasury Notes 4% 10/31/2029	4.15	19,300,000	19,193,699
US Treasury Notes 4% 11/15/2035	4.11 to 4.41	227,880,000	220,438,294
US Treasury Notes 4% 7/31/2029	3.83	2,580,000	2,568,026
US Treasury Notes 4.125% 10/31/2029	3.63	16,239,000	16,212,992
US Treasury Notes 4.125% 2/15/2036	3.97 to 4.62	46,750,000	45,610,469
US Treasury Notes 4.125% 3/31/2032	4.23	24,070,000	23,914,861
US Treasury Notes 4.125% 4/30/2033	4.19 to 4.49	41,020,000	40,571,344
US Treasury Notes 4.125% 5/31/2031	4.25	12,000,000	11,955,937
US Treasury Notes 4.125% 6/15/2029	4.15 to 4.16	65,280,000	65,218,800
US Treasury Notes 4.125% 6/30/2028	4.08 to 4.09	42,320,000	42,298,509
US Treasury Notes 4.25% 11/15/2034	4.31	12,425,000	12,303,662
US Treasury Notes 4.25% 3/31/2033	4.13 to 4.17	107,300,000	106,964,688
US Treasury Notes 4.25% 6/30/2029	4.11 to 4.12	42,740,000	42,841,700
US Treasury Notes 4.375% 11/30/2028	4.11 to 4.15	32,510,000	32,659,851
US Treasury Notes 4.375% 5/15/2034	3.84	4,680,000	4,681,463
US Treasury Notes 4.75% 2/15/2045	4.61 to 4.99	60,470,000	59,149,581
US Treasury Notes Inflation-Indexed 1.875% 1/15/2036	2.25	4,099,520	3,981,224
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,764,578,891)			3,531,432,719

Money Market Funds - 9.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (x)	3.69	1,412,982,666	1,413,265,262
Fidelity Securities Lending Cash Central Fund (x)(y)	3.69	51,259,835	51,264,961
TOTAL MONEY MARKET FUNDS (Cost $1,464,492,769)			1,464,530,223

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.1%
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	15,610,000	882,711
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.06% and receive annually a floating rate based on US SOFR Index, expiring June 2037	6/2027	27,800,000	691,388
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Index, expiring May 2035	4/2030	12,870,000	418,056
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.466% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	51,130,000	605,594
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	7,090,000	187,660
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring June 2028	6/2027	187,800,000	694,229
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.373% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	14,430,000	801,024
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	22,140,000	698,897
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.275% and receive annually a floating rate based on US SOFR Index, expiring March 2029	3/2028	90,030,000	719,414
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.8% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	5,250,000	106,335
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.442% and receive annually a floating rate based on US SOFR Index, expiring June 2041	6/2031	34,000,000	1,854,971
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	16,900,000	594,767
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	18,030,000	560,372
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	16,580,000	505,982
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.85% and receive annually a floating rate based on US SOFR Index, expiring June 2029	6/2028	81,500,000	429,723
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.4725% and receive annually a floating rate based on US SOFR Index, expiring March 2029	3/2028	69,000,000	474,643
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.54% and receive a annually floating rate based on US SOFR Index, expiring April 2029	4/2027	146,900,000	1,593,182
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.565% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	23,780,000	935,866
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.521% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2028	224,000,000	1,481,348
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.351% and receive annually a floating rate based on US SOFR Index, expiring April 2041	4/2031	14,310,000	798,822

TOTAL PURCHASED SWAPTIONS (Cost $14,294,165)			15,034,984

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $15,823,114,164)	16,008,908,345
NET OTHER ASSETS (LIABILITIES) - 0.3%	32,561,599
NET ASSETS - 100.0%	16,041,469,944

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Uniform Mortgage Backed Securities 2% 7/1/2056	(8,250,000)	(6,583,887)
Uniform Mortgage Backed Securities 2.5% 7/1/2056	(36,925,000)	(30,845,358)
Uniform Mortgage Backed Securities 3% 7/1/2056	(69,575,000)	(60,677,012)
Uniform Mortgage Backed Securities 3.5% 7/1/2056	(42,500,000)	(38,580,370)
Uniform Mortgage Backed Securities 4% 7/1/2056	(14,975,000)	(13,990,511)
Uniform Mortgage Backed Securities 4% 8/1/2056	(14,975,000)	(13,981,151)
Uniform Mortgage Backed Securities 4.5% 7/1/2056	(70,500,000)	(67,567,087)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(232,225,376)

TOTAL TBA SALE COMMITMENTS (Proceeds $232,042,066)		(232,225,376)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y US Treasury Notes Contracts (United States)	10,157	9/2026	1,114,730,750	5,998,697
CBOT 2Y US Treasury Notes Contracts (United States)	2,369	9/2026	488,236,094	(319,310)
CBOT 5Y US Treasury Notes Contracts (United States)	159	9/2026	17,009,273	37,055
CBOT US Treasury Long Bond Contracts (United States)	60	9/2026	6,783,750	163,009
CBOT US Treasury Ultra Bond Contracts (United States)	5,433	9/2026	627,851,063	16,112,440
Eurex Euro-Buxl Contracts (Germany)	190	9/2026	24,145,195	657,055
TOTAL LONG				22,648,946
SHORT
Eurex Euro-Bund Contracts (Germany)	(1,140)	9/2026	(165,868,500)	(2,120,574)
TOTAL FUTURES CONTRACTS				20,528,372

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	10,170,133	USD	11,606,664	Canadian Imperial Bank of Commerce	7/2026	13,730
USD	62,740,987	AUD	88,735,000	Barclays Bank PLC	7/2026	1,329,357
USD	165,925,076	CAD	231,435,000	Canadian Imperial Bank of Commerce	7/2026	2,586,560
USD	47,736,018	CHF	37,732,000	State Street Bank & Trust Co	7/2026	928,964
USD	3,411,926	EUR	2,964,000	BNP Paribas SA	7/2026	22,327
USD	13,433,034	EUR	11,761,000	Canadian Imperial Bank of Commerce	7/2026	(16,720)
USD	31,115,804	EUR	27,078,000	JPMorgan Chase Bank NA	7/2026	149,692
USD	763,047,975	EUR	656,194,000	State Street Bank & Trust Co	7/2026	12,631,520
USD	129,629,843	GBP	96,519,000	Brown Brothers Harriman & Co.	7/2026	1,604,082
USD	3,423,817	GBP	2,550,000	State Street Bank & Trust Co	7/2026	41,418
USD	119,978,178	JPY	19,160,407,000	Royal Bank of Canada	7/2026	1,939,092
USD	16,941,834	SGD	21,655,000	State Street Bank & Trust Co	7/2026	178,817

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						21,408,839
Unrealized Appreciation						21,425,559
Unrealized Depreciation						(16,720)

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
3.75%	Annual	U.S. SOFR Index(3)	Annual	LCH	9/2036	68,280,000	(1,573,207)	1,925,753	352,546
U.S. SOFR Index(3)	Annual	3%	Annual	LCH	9/2028	554,792,000	10,702,586	(10,787,189)	(84,603)
4%	Annual	U.S. SOFR Index(3)	Annual	LCH	9/2056	4,204,000	(135,515)	211,897	76,382
TOTAL INTEREST RATE SWAPS							8,993,864	(8,649,539)	344,325

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Notional amount is stated in U.S. Dollars unless otherwise noted.
(3)Represents floating rate.
Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
JPY	-	Japanese Yen
SGD	-	Singapore Dollar
USD	-	United States Dollar

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Level 3 security.
(f)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(g)	Non-income producing - Security is in default.
(h)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $1,099,450 and $1,121,208, respectively.

(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,601,959.

(k)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $270,485.
(l)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $52,083,535.
(m)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $6,553,621.
(n)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(o)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,006,441,820 or 6.3% of net assets.

(p)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,765,721,827 or 17.2% of net assets.

(q)	Non-income producing.
(r)	Security or a portion of the security is on loan at period end.
(s)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,429 or 0.0% of net assets.

(t)	A portion of the security sold on a delayed delivery basis.
(u)	Security is perpetual in nature with no stated maturity date.
(v)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(w)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(x)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(y)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
New Cotai LLC / New Cotai Capital Corp	9/11/2020	11,110,731

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,128,999,508	2,240,619,138	1,956,355,050	22,899,200	(116)	1,782	1,413,265,262	1,412,982,666	2.2%
Fidelity Emerging Markets Debt Central Fund	2,410,867,822	92,706,262	29,750,826	65,862,043	177,147	14,504,945	2,488,505,350	291,053,257	100.0%
Fidelity Floating Rate Central Fund	1,000,467,642	69,281,836	25,919,582	37,456,865	(2,534,618)	(13,456,012)	1,027,839,266	10,922,840	53.0%
Fidelity Securities Lending Cash Central Fund	36,676,312	1,574,237,955	1,559,649,306	124,816	-	-	51,264,961	51,259,835	0.1%
Total	4,577,011,284	3,976,845,191	3,571,674,764	126,342,924	(2,357,587)	1,050,715	4,980,874,839

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	17,311,140	-	17,311,140	-

Bank Loan Obligations
Communication Services	39,524,417	-	39,104,908	419,509
Consumer Discretionary	74,798,476	-	72,097,571	2,700,905
Consumer Staples	3,367,183	-	3,367,183	-
Energy	20,344,047	-	20,344,047	-
Financials	88,944,883	-	84,526,764	4,418,119
Health Care	33,932,662	-	33,932,662	-
Industrials	85,437,809	-	85,437,809	-
Information Technology	130,098,557	-	130,098,557	-
Materials	92,873,115	-	92,873,115	-

Collateralized Mortgage Obligations	183,415,175	-	183,415,175	-

Commercial Mortgage Securities	290,084,736	-	290,084,736	-

Common Stocks
Communication Services	99,977,021	92,672,952	-	7,304,069
Consumer Discretionary	13,857,025	11,401,130	2,433,466	22,429
Consumer Staples	11,767,097	11,767,091	-	6
Energy	15,899,842	1,555,339	-	14,344,503
Financials	130,476,743	130,475,155	-	1,588
Health Care	7,924,852	7,924,852	-	-
Industrials	404,133,329	404,133,329	-	-
Information Technology	498,572,784	496,715,365	-	1,857,419
Materials	19,847,057	19,668,756	-	178,301
Utilities	46,300,471	46,298,049	-	2,422

Convertible Corporate Bonds
Consumer Discretionary	2,069,145	-	-	2,069,145
Financials	3,297,280	-	3,297,280	-

Convertible Preferred Stocks
Financials	107,178,589	-	34,459,748	72,718,841

Fixed-Income Funds	3,701,933,280	3,701,933,280	-	-

Foreign Government and Government Agency Obligations	1,301,339,051	-	1,301,339,051	-

Non-Convertible Corporate Bonds
Communication Services	478,816,786	-	478,816,786	-
Consumer Discretionary	408,076,661	-	408,076,659	2
Consumer Staples	126,563,571	-	126,563,571	-
Energy	423,156,871	-	423,156,871	-
Financials	331,601,810	-	331,601,810	-
Health Care	188,938,172	-	188,938,172	-
Industrials	429,517,032	-	429,517,032	-
Information Technology	188,260,696	-	188,260,696	-
Materials	196,093,605	-	196,093,605	-
Real Estate	146,214,134	-	146,214,134	-
Utilities	177,115,023	-	177,071,398	43,625

Non-Convertible Preferred Stocks
Energy	2,686,654	-	2,686,654	-
Information Technology	40,991,634	40,991,634	-	-

Preferred Securities
Energy	48,016,828	-	48,016,828	-
Financials	220,866,030	-	200,675,051	20,190,979
Utilities	1,105,709	-	1,105,709	-

U.S. Government Agency - Mortgage Securities	94,173,960	-	94,173,960	-

U.S. Government Agency Obligations
Financials	65,278,654	-	65,278,654	-
Utilities	5,730,823	-	5,730,823	-

U.S. Treasury Obligations	3,531,432,719	-	3,531,432,719	-

Money Market Funds	1,464,530,223	1,464,530,223	-	-

Purchased Swaptions	15,034,984	-	15,034,984	-
Total Investments in Securities:	16,008,908,345	6,430,067,155	9,452,569,328	126,271,862
Derivative Instruments:

Assets
Futures Contracts	22,968,256	22,968,256	-	-
Forward Foreign Currency Contracts	21,425,559	-	21,425,559	-
Swaps	10,702,586	-	10,702,586	-
Total Assets	55,096,401	22,968,256	32,128,145	-

Liabilities
Futures Contracts	(2,439,884)	(2,439,884)	-	-
Forward Foreign Currency Contracts	(16,720)	-	(16,720)	-
Swaps	(1,708,722)	-	(1,708,722)	-
Total Liabilities	(4,165,326)	(2,439,884)	(1,725,442)	-
Total Derivative Instruments:	50,931,075	20,528,372	30,402,703	-
Other Financial Instruments:

TBA Sale Commitments	(232,225,376)	-	(232,225,376)	-
Total Other Financial Instruments:	(232,225,376)	-	(232,225,376)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	21,425,559	(16,720)
Total Foreign Exchange Risk	21,425,559	(16,720)
Interest Rate Risk
Futures Contracts (b)	22,968,256	(2,439,884)
Purchased Swaptions (c)	15,034,984	-
Swaps (d)	10,702,586	(1,708,722)
Total Interest Rate Risk	48,705,826	(4,148,606)
Total Value of Derivatives	70,131,385	(4,165,326)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(d)For centrally cleared swaps, reflects gross value as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $74,178,369) - See accompanying schedule:
Unaffiliated issuers (cost $10,618,453,876)	$11,028,033,506
Fidelity Central Funds (cost $5,204,660,288)	4,980,874,839

Total Investment in Securities (cost $15,823,114,164)		$16,008,908,345
Segregated cash with brokers for derivative instruments		2,322,834
Cash		7,224,502
Foreign currency held at value (cost $20,630)		20,488
Receivable for investments sold
Regular delivery		39,681,916
Delayed delivery		4,589,286
Receivable for TBA sale commitments		232,042,066
Unrealized appreciation on forward foreign currency contracts		21,425,559
Receivable for fund shares sold		24,266,571
Dividends receivable		2,010,955
Interest receivable		106,021,005
Distributions receivable from Fidelity Central Funds		4,264,927
Other receivables		22,141
Total assets		16,452,800,595
Liabilities
Payable for investments purchased
Regular delivery	$56,850,282
Delayed delivery	29,546,983
TBA sale commitments, at value	232,225,376
Unrealized depreciation on forward foreign currency contracts	16,720
Payable for fund shares redeemed	15,860,351
Distributions payable	4,361,174
Accrued management fee	8,545,311
Distribution and service plan fees payable	590,918
Payable for variation margin on futures contracts	11,943,996
Payable for daily variation margin on centrally cleared swaps	8,322
Other payables and accrued expenses	108,368
Collateral on securities loaned	51,272,850
Total liabilities		411,330,651
Net Assets		$16,041,469,944
Net Assets consist of:
Paid in capital		$16,112,246,451
Total accumulated earnings (loss)		(70,776,507)
Net Assets		$16,041,469,944

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,631,571,707 ÷ 134,783,993 shares)(a)		$12.11
Maximum offering price per share (100/96.00 of $12.11)		$12.61
Class M :
Net Asset Value and redemption price per share ($641,392,674 ÷ 53,014,264 shares)(a)		$12.10
Maximum offering price per share (100/96.00 of $12.10)		$12.60
Class C :
Net Asset Value and offering price per share ($141,934,912 ÷ 11,758,964 shares)(a)		$12.07
Fidelity Strategic Income Fund :
Net Asset Value, offering price and redemption price per share ($5,766,661,679 ÷ 469,494,509 shares)		$12.28
Class I :
Net Asset Value, offering price and redemption price per share ($5,966,293,434 ÷ 485,699,053 shares)		$12.28
Class Z :
Net Asset Value, offering price and redemption price per share ($1,893,615,538 ÷ 154,080,026 shares)		$12.29
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends		$17,382,521
Interest		228,367,755
Income from Fidelity Central Funds (including $124,816 from security lending)		126,342,924
Security lending		3,254
Total income		372,096,454
Expenses
Management fee	$50,412,069
Distribution and service plan fees	3,556,751
Custodian fees and expenses	22,715
Independent trustees' fees and expenses	15,454
Registration fees	182,333
Audit fees	63,694
Legal	22,283
Miscellaneous	93,629
Total expenses before reductions	54,368,928
Expense reductions	(24,631)
Total expenses after reductions		54,344,297
Net Investment income (loss)		317,752,157
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	210,322,175
Fidelity Central Funds	(2,357,587)
Forward foreign currency contracts	11,331,627
Foreign currency transactions	1,637,300
Futures contracts	(61,024,284)
Swaps	9,358,280
Total net realized gain (loss)		169,267,511
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(8,033,545)
Fidelity Central Funds	1,050,715
Forward foreign currency contracts	31,580,410
Assets and liabilities in foreign currencies	(396,993)
Futures contracts	34,889,019
Swaps	895,432
TBA sale commitments	(430,257)
Total change in net unrealized appreciation (depreciation)		59,554,781
Net gain (loss)		228,822,292
Net increase (decrease) in net assets resulting from operations		$546,574,449
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$317,752,157	$624,549,807
Net realized gain (loss)	169,267,511	(221,655)
Change in net unrealized appreciation (depreciation)	59,554,781	628,121,006
Net increase (decrease) in net assets resulting from operations	546,574,449	1,252,449,158
Distributions to shareholders	(294,957,365)	(644,962,540)

Share transactions - net increase (decrease)	355,242,290	477,122,545
Total increase (decrease) in net assets	606,859,374	1,084,609,163

Net Assets
Beginning of period	15,434,610,570	14,350,001,407
End of period	$16,041,469,944	$15,434,610,570

Financial Highlights
Fidelity Advisor® Strategic Income Fund Class A

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.91	$11.43	$11.24	$10.73	$12.51	$12.61
Income from Investment Operations
Net investment income (loss) A,B	.230	.467	.486	.456	.359	.303
Net realized and unrealized gain (loss)	.182	.496	.151	.507	(1.764)	.143
Total from investment operations	.412	.963	.637	.963	(1.405)	.446
Distributions from net investment income	(.212)	(.483)	(.447)	(.453)	(.361)	(.305)
Distributions from net realized gain	-	-	-	-	(.014)	(.241)
Total distributions	(.212)	(.483)	(.447)	(.453)	(.375)	(.546)
Net asset value, end of period	$12.11	$11.91	$11.43	$11.24	$10.73	$12.51
Total Return C,D,E	3.49%	8.58%	5.76%	9.19%	(11.29)%	3.58%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.93% H	.93%	.94%	.97%	.98%	.97%
Expenses net of fee waivers, if any	.93 % H	.93%	.94%	.97%	.97%	.96%
Expenses net of all reductions, if any	.93% H	.93%	.94%	.97%	.97%	.96%
Net investment income (loss)	3.86% H	4.00%	4.28%	4.19%	3.18%	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$1,631,572	$1,629,218	$1,626,003	$1,618,639	$1,636,956	$2,072,285
Portfolio turnover rate I	129 % H	72%	76%	72%	69%	94%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Strategic Income Fund Class M

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.91	$11.42	$11.23	$10.72	$12.51	$12.61
Income from Investment Operations
Net investment income (loss) A,B	.230	.467	.486	.457	.360	.304
Net realized and unrealized gain (loss)	.172	.506	.151	.507	(1.774)	.142
Total from investment operations	.402	.973	.637	.964	(1.414)	.446
Distributions from net investment income	(.212)	(.483)	(.447)	(.454)	(.362)	(.305)
Distributions from net realized gain	-	-	-	-	(.014)	(.241)
Total distributions	(.212)	(.483)	(.447)	(.454)	(.376)	(.546)
Net asset value, end of period	$12.10	$11.91	$11.42	$11.23	$10.72	$12.51
Total Return C,D,E	3.40%	8.67%	5.77%	9.20%	(11.37)%	3.59%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.93% H	.93%	.94%	.97%	.97%	.96%
Expenses net of fee waivers, if any	.93 % H	.93%	.94%	.96%	.97%	.96%
Expenses net of all reductions, if any	.93% H	.93%	.94%	.96%	.97%	.96%
Net investment income (loss)	3.86% H	4.00%	4.28%	4.20%	3.19%	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$641,393	$641,163	$609,111	$616,232	$629,724	$796,701
Portfolio turnover rate I	129 % H	72%	76%	72%	69%	94%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Strategic Income Fund Class C

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.88	$11.39	$11.21	$10.70	$12.48	$12.58
Income from Investment Operations
Net investment income (loss) A,B	.184	.379	.400	.373	.275	.208
Net realized and unrealized gain (loss)	.173	.506	.141	.507	(1.765)	.142
Total from investment operations	.357	.885	.541	.880	(1.490)	.350
Distributions from net investment income	(.167)	(.395)	(.361)	(.370)	(.276)	(.209)
Distributions from net realized gain	-	-	-	-	(.014)	(.241)
Total distributions	(.167)	(.395)	(.361)	(.370)	(.290)	(.450)
Net asset value, end of period	$12.07	$11.88	$11.39	$11.21	$10.70	$12.48
Total Return C,D,E	3.02%	7.88%	4.89%	8.39%	(11.99)%	2.81%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.69% H	1.68%	1.69%	1.73%	1.73%	1.72%
Expenses net of fee waivers, if any	1.69 % H	1.68%	1.69%	1.73%	1.73%	1.72%
Expenses net of all reductions, if any	1.69% H	1.68%	1.69%	1.73%	1.73%	1.72%
Net investment income (loss)	3.11% H	3.25%	3.53%	3.43%	2.43%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$141,935	$148,081	$165,257	$184,200	$222,216	$353,988
Portfolio turnover rate I	129 % H	72%	76%	72%	69%	94%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Strategic Income Fund

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.09	$11.59	$11.40	$10.88	$12.70	$12.79
Income from Investment Operations
Net investment income (loss) A,B	.251	.508	.527	.495	.399	.346
Net realized and unrealized gain (loss)	.172	.516	.150	.517	(1.805)	.153
Total from investment operations	.423	1.024	.677	1.012	(1.406)	.499
Distributions from net investment income	(.233)	(.524)	(.487)	(.492)	(.400)	(.348)
Distributions from net realized gain	-	-	-	-	(.014)	(.241)
Total distributions	(.233)	(.524)	(.487)	(.492)	(.414)	(.589)
Net asset value, end of period	$12.28	$12.09	$11.59	$11.40	$10.88	$12.70
Total Return C,D	3.53%	9.00%	6.05%	9.54%	(11.14)%	3.96%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.64% G	.64%	.65%	.68%	.68%	.66%
Expenses net of fee waivers, if any	.64 % G	.64%	.65%	.67%	.68%	.66%
Expenses net of all reductions, if any	.64% G	.64%	.65%	.67%	.68%	.66%
Net investment income (loss)	4.16% G	4.29%	4.57%	4.49%	3.48%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$5,766,662	$5,670,602	$5,437,824	$5,417,185	$5,456,882	$7,244,948
Portfolio turnover rate H	129 % G	72%	76%	72%	69%	94%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Strategic Income Fund Class I

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.09	$11.59	$11.40	$10.88	$12.70	$12.79
Income from Investment Operations
Net investment income (loss) A,B	.248	.504	.522	.490	.394	.340
Net realized and unrealized gain (loss)	.173	.515	.150	.518	(1.805)	.153
Total from investment operations	.421	1.019	.672	1.008	(1.411)	.493
Distributions from net investment income	(.231)	(.519)	(.482)	(.488)	(.395)	(.342)
Distributions from net realized gain	-	-	-	-	(.014)	(.241)
Total distributions	(.231)	(.519)	(.482)	(.488)	(.409)	(.583)
Net asset value, end of period	$12.28	$12.09	$11.59	$11.40	$10.88	$12.70
Total Return C,D	3.51%	8.96%	6.00%	9.49%	(11.18)%	3.91%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.68% G	.68%	.70%	.72%	.72%	.71%
Expenses net of fee waivers, if any	.68 % G	.68%	.70%	.72%	.72%	.71%
Expenses net of all reductions, if any	.68% G	.68%	.69%	.72%	.72%	.71%
Net investment income (loss)	4.12% G	4.25%	4.53%	4.44%	3.44%	2.64%
Supplemental Data
Net assets, end of period (000 omitted)	$5,966,293	$5,564,131	$5,020,032	$4,401,374	$3,986,403	$5,460,460
Portfolio turnover rate H	129 % G	72%	76%	72%	69%	94%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Strategic Income Fund Class Z

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.09	$11.60	$11.41	$10.89	$12.70	$12.80
Income from Investment Operations
Net investment income (loss) A,B	.254	.515	.533	.502	.405	.352
Net realized and unrealized gain (loss)	.183	.506	.151	.517	(1.794)	.143
Total from investment operations	.437	1.021	.684	1.019	(1.389)	.495
Distributions from net investment income	(.237)	(.531)	(.494)	(.499)	(.407)	(.354)
Distributions from net realized gain	-	-	-	-	(.014)	(.241)
Total distributions	(.237)	(.531)	(.494)	(.499)	(.421)	(.595)
Net asset value, end of period	$12.29	$12.09	$11.60	$11.41	$10.89	$12.70
Total Return C,D	3.64%	8.97%	6.11%	9.60%	(11.00)%	3.92%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.58% G	.58%	.60%	.62%	.62%	.61%
Expenses net of fee waivers, if any	.58 % G	.58%	.60%	.61%	.62%	.61%
Expenses net of all reductions, if any	.58% G	.58%	.60%	.61%	.62%	.61%
Net investment income (loss)	4.21% G	4.35%	4.62%	4.55%	3.54%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$1,893,616	$1,781,416	$1,491,775	$1,054,090	$901,928	$1,058,105
Portfolio turnover rate H	129 % G	72%	76%	72%	69%	94%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Strategic Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Emerging Markets Debt Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Futures Loans & Direct Debt Instruments Restricted Securities Swaps	.01%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends or interest, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, swap agreements, defaulted bonds, partnerships, capital loss carryforwards and losses deferred due to futures contracts and wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$921,308,660
Gross unrealized depreciation	(686,241,214)
Net unrealized appreciation (depreciation)	$235,067,446
Tax cost	$15,815,939,125

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(218,397,480)
Long-term	(252,246,053)
Total capital loss carryforward	$(470,643,533)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and options, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Advisor Strategic Income Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	11,331,627	31,580,410
Total Foreign Exchange Risk	11,331,627	31,580,410
Interest Rate Risk
Futures Contracts	(61,024,284)	34,889,019
Purchased Options	(2,246,953)	3,412,581
Swaps	9,358,280	895,432
Total Interest Rate Risk	(53,912,957)	39,197,032

Totals	(42,581,330)	70,777,442

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Advisor Strategic Income Fund	2,249,651,791

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Strategic Income Fund	5,316,832,893	5,849,559,241
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.70
Class M	.69
Class C	.70
Fidelity Strategic Income Fund	.65
Class I	.69
Class Z	.59

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.68
Class M	.68
Class C	.68
Fidelity Strategic Income Fund	.64
Class I	.68
Class Z	.58

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	2,033,259	-
Class M	- %	.25%	797,879	-
Class C	.75%	.25%	725,613	97,248
			3,556,751	97,248

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	44,548
Class M	5,299
Class C A	1,574
51,421

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Strategic Income Fund	914

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Strategic Income Fund	7,891,256	41,673,472	28,065,290
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Advisor Strategic Income Fund	9,737
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Strategic Income Fund	13,589	67	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Advisor Strategic Income Fund	24,794,852
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $24,631.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025
Fidelity Advisor Strategic Income Fund
Distributions to shareholders
Class A	$28,782,243	$66,679,516
Class M	11,293,114	25,665,185
Class C	2,023,811	5,197,696
Fidelity Strategic Income Fund	108,959,592	243,319,237
Class I	108,620,342	231,551,708
Class Z	35,278,263	72,549,198
Total	$294,957,365	$644,962,540
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025	Six months ended June 30, 2026	Year ended December 31, 2025
Fidelity Advisor Strategic Income Fund
Class A
Shares sold	7,540,187	15,414,393	$90,485,734	$180,145,699
Reinvestment of distributions	2,299,495	5,451,749	27,609,375	63,888,809
Shares redeemed	(11,829,143)	(26,405,986)	(141,852,613)	(307,649,009)
Net increase (decrease)	(1,989,461)	(5,539,844)	$(23,757,504)	$(63,614,501)
Class M
Shares sold	3,147,551	6,452,284	$37,768,350	$75,539,616
Reinvestment of distributions	925,441	2,152,412	11,105,169	25,216,284
Shares redeemed	(4,914,200)	(8,089,829)	(58,869,008)	(94,241,827)
Net increase (decrease)	(841,208)	514,867	$(9,995,489)	$6,514,073
Class C
Shares sold	1,246,228	2,616,808	$14,909,975	$30,458,444
Reinvestment of distributions	166,224	436,749	1,990,123	5,102,882
Shares redeemed	(2,120,695)	(5,091,649)	(25,365,785)	(59,101,804)
Net increase (decrease)	(708,243)	(2,038,092)	$(8,465,687)	$(23,540,478)
Fidelity Strategic Income Fund
Shares sold	39,360,035	77,341,396	$479,588,129	$918,961,357
Reinvestment of distributions	7,817,552	17,875,007	95,233,534	212,547,089
Shares redeemed	(46,829,130)	(95,159,838)	(569,846,922)	(1,125,758,199)
Net increase (decrease)	348,457	56,565	$4,974,741	$5,750,247
Class I
Shares sold	76,075,600	123,290,497	$926,434,513	$1,458,529,431
Reinvestment of distributions	8,439,433	18,512,857	102,844,143	220,228,936
Shares redeemed	(59,127,827)	(114,496,792)	(719,383,467)	(1,351,414,881)
Net increase (decrease)	25,387,206	27,306,562	$309,895,189	$327,343,486
Class Z
Shares sold	23,575,187	52,513,066	$287,069,638	$623,344,518
Reinvestment of distributions	2,426,436	5,014,003	29,582,481	59,679,482
Shares redeemed	(19,225,350)	(38,836,193)	(234,061,079)	(458,354,282)
Net increase (decrease)	6,776,273	18,690,876	$82,591,040	$224,669,718
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Credit Risk.
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.705747.128
SI-SANN-0826

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	August 21, 2026